American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2019

Balanced - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.9%
Aerospace and Defense — 1.0%
Hexcel Corp.	10,463	855,455
L3Harris Technologies, Inc.	22,918	4,757,777
Mercury Systems, Inc.(1)	3,118	254,179
Raytheon Co.	17,258	3,145,961
		9,013,372
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	54,388	4,553,907
Airlines — 0.1%
Delta Air Lines, Inc.	12,291	750,243
Banks — 3.8%
Bank of America Corp.	341,686	10,482,926
Citigroup, Inc.	13,387	952,619
Comerica, Inc.	57,073	4,177,744
Fifth Third Bancorp	47,462	1,409,147
JPMorgan Chase & Co.	106,584	12,363,744
SunTrust Banks, Inc.	19,002	1,265,533
Wells Fargo & Co.	71,058	3,439,918
		34,091,631
Beverages — 0.8%
Coca-Cola Co. (The)	11,890	625,771
PepsiCo, Inc.	53,378	6,822,242
		7,448,013
Biotechnology — 1.8%
AbbVie, Inc.	47,228	3,146,329
Amgen, Inc.	21,585	4,027,329
Biogen, Inc.(1)	19,270	4,582,791
Celgene Corp.(1)	29,153	2,677,995
Gilead Sciences, Inc.	6,304	413,038
Incyte Corp.(1)	11,557	981,421
		15,828,903
Building Products — 0.7%
Johnson Controls International plc	121,737	5,166,518
Masco Corp.	31,777	1,295,548
		6,462,066
Capital Markets — 0.5%
Artisan Partners Asset Management, Inc., Class A	35,697	1,056,274
LPL Financial Holdings, Inc.	42,184	3,537,972
TD Ameritrade Holding Corp.	7,477	382,075
		4,976,321
Chemicals†
CF Industries Holdings, Inc.	8,578	425,126
Commercial Services and Supplies — 1.1%
Republic Services, Inc.	52,641	4,666,625

Waste Management, Inc.	43,302	5,066,334
		9,732,959
Communications Equipment — 1.7%
Cisco Systems, Inc.	171,333	9,491,848
Juniper Networks, Inc.	49,464	1,336,517
Motorola Solutions, Inc.	24,916	4,135,060
		14,963,425
Consumer Finance — 1.6%
American Express Co.	41,885	5,209,237
Discover Financial Services	53,927	4,839,409
Synchrony Financial	127,818	4,586,110
		14,634,756
Containers and Packaging — 0.5%
Packaging Corp. of America	42,640	4,305,361
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	21,811	4,480,634
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	32,449	1,104,888
Verizon Communications, Inc.	165,389	9,141,050
		10,245,938
Electric Utilities — 0.2%
Exelon Corp.	15,624	704,017
IDACORP, Inc.	9,516	971,203
		1,675,220
Electrical Equipment — 0.2%
Rockwell Automation, Inc.	13,938	2,240,952
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	15,355	1,814,347
Keysight Technologies, Inc.(1)	49,101	4,395,521
		6,209,868
Entertainment — 1.7%
Activision Blizzard, Inc.	102,705	5,005,842
Electronic Arts, Inc.(1)	49,387	4,568,297
Take-Two Interactive Software, Inc.(1)	38,175	4,677,201
Walt Disney Co. (The)	7,887	1,127,920
		15,379,260
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Homes 4 Rent, Class A	43,606	1,055,701
CareTrust REIT, Inc.	13,620	316,393
Corporate Office Properties Trust	15,431	430,834
GEO Group, Inc. (The)	134,225	2,390,547
Healthcare Trust of America, Inc., Class A	144,096	3,880,505
Life Storage, Inc.	34,618	3,374,909
		11,448,889
Food Products — 1.6%
Campbell Soup Co.	100,166	4,140,863
General Mills, Inc.	90,631	4,813,412
Hershey Co. (The)	38,634	5,862,323
		14,816,598

Health Care Equipment and Supplies — 3.0%
Danaher Corp.	49,274	6,922,997
Hill-Rom Holdings, Inc.	25,668	2,737,236
Hologic, Inc.(1)	62,142	3,184,777
Integer Holdings Corp.(1)	21,822	1,910,080
Medtronic plc	42,727	4,355,590
NuVasive, Inc.(1)	10,456	696,370
STERIS plc	9,099	1,354,477
Stryker Corp.	26,436	5,545,744
		26,707,271
Health Care Providers and Services — 0.5%
Amedisys, Inc.(1)	15,688	2,163,218
Encompass Health Corp.	11,541	736,778
HealthEquity, Inc.(1)	5,741	470,647
UnitedHealth Group, Inc.	4,177	1,040,115
		4,410,758
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	14,548	2,413,513
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	40,696	4,947,006
Starbucks Corp.	73,800	6,988,122
		11,935,128
Household Durables†
Newell Brands, Inc.	20,793	295,053
Household Products — 0.6%
Colgate-Palmolive Co.	40,755	2,923,764
Procter & Gamble Co. (The)	19,402	2,290,212
		5,213,976
Insurance — 0.8%
Mercury General Corp.	32,837	1,862,186
Progressive Corp. (The)	66,670	5,398,937
		7,261,123
Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	17,106	20,838,529
Facebook, Inc., Class A(1)	73,838	14,341,555
		35,180,084
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	10,893	20,334,834
eBay, Inc.	122,947	5,064,187
		25,399,021
IT Services — 2.9%
Akamai Technologies, Inc.(1)	60,284	5,312,829
EVERTEC, Inc.	22,082	707,066
MasterCard, Inc., Class A	19,383	5,277,409
PayPal Holdings, Inc.(1)	40,848	4,509,619
Visa, Inc., Class A	58,082	10,338,596
		26,145,519
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	21,257	1,475,448

Bio-Rad Laboratories, Inc., Class A(1)	4,088	1,287,311
Illumina, Inc.(1)	14,015	4,195,811
Thermo Fisher Scientific, Inc.	26,914	7,473,480
		14,432,050
Machinery — 1.2%
Allison Transmission Holdings, Inc.	67,117	3,084,026
Cummins, Inc.	25,395	4,164,780
Snap-on, Inc.	21,062	3,214,272
		10,463,078
Metals and Mining — 0.5%
Steel Dynamics, Inc.	140,652	4,431,944
Oil, Gas and Consumable Fuels — 2.9%
Chevron Corp.	76,505	9,418,530
ConocoPhillips	6,278	370,904
CVR Energy, Inc.	71,197	3,778,425
Delek US Holdings, Inc.	22,711	978,390
Exxon Mobil Corp.	36,041	2,680,009
HollyFrontier Corp.	48,844	2,430,966
Occidental Petroleum Corp.	14,907	765,623
Phillips 66	55,855	5,728,489
		26,151,336
Paper and Forest Products — 0.4%
Domtar Corp.	80,728	3,426,903
Pharmaceuticals — 2.8%
Eli Lilly & Co.	30,277	3,298,679
Jazz Pharmaceuticals plc(1)	10,043	1,399,793
Johnson & Johnson	66,065	8,602,984
Merck & Co., Inc.	73,912	6,133,957
Pfizer, Inc.	93,060	3,614,451
Zoetis, Inc.	21,939	2,520,572
		25,570,436
Professional Services — 0.7%
CoStar Group, Inc.(1)	8,184	5,036,434
IHS Markit Ltd.(1)	10,349	666,683
Korn Ferry	5,666	222,560
		5,925,677
Semiconductors and Semiconductor Equipment — 1.8%
Broadcom, Inc.	23,630	6,852,463
Intel Corp.	96,998	4,903,249
QUALCOMM, Inc.	27,169	1,987,684
Xilinx, Inc.	18,237	2,082,848
		15,826,244
Software — 5.1%
Adobe, Inc.(1)	26,165	7,819,672
Intuit, Inc.	24,006	6,657,104
LogMeIn, Inc.	3,383	257,006
Microsoft Corp.	174,699	23,806,233
Oracle Corp.(New York)	95,587	5,381,548

VMware, Inc., Class A	12,585	2,195,957
		46,117,520
Specialty Retail — 1.2%
AutoZone, Inc.(1)	4,241	4,762,813
Murphy USA, Inc.(1)	17,373	1,535,078
O'Reilly Automotive, Inc.(1)	13,001	4,950,261
		11,248,152
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	106,051	22,593,105
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	24,785	3,873,400
NIKE, Inc., Class B	11,131	957,600
		4,831,000
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	36,708	1,694,441
Transportation Infrastructure†
Macquarie Infrastructure Corp.	10,380	430,147
TOTAL COMMON STOCKS (Cost $389,467,778)		531,786,921
U.S. TREASURY SECURITIES — 11.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	281,836
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,246,588
U.S. Treasury Bonds, 4.375%, 11/15/39	2,900,000	3,854,508
U.S. Treasury Bonds, 4.625%, 2/15/40	2,900,000	3,978,664
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	2,135,500
U.S. Treasury Bonds, 3.125%, 11/15/41	2,500,000	2,796,924
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	3,613,436
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,285,338
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,390,365
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	557,520
U.S. Treasury Bonds, 3.00%, 11/15/44	1,200,000	1,309,899
U.S. Treasury Bonds, 2.50%, 2/15/45	6,000,000	5,975,977
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	983,443
U.S. Treasury Bonds, 3.00%, 11/15/45	700,000	765,570
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,234,318
U.S. Treasury Notes, 1.50%, 10/31/19	3,650,000	3,644,154
U.S. Treasury Notes, 2.50%, 5/31/20(2)	1,200,000	1,204,078
U.S. Treasury Notes, 2.00%, 10/31/21	800,000	802,391
U.S. Treasury Notes, 2.625%, 12/15/21	7,000,000	7,128,242
U.S. Treasury Notes, 1.875%, 1/31/22(2)	1,500,000	1,500,674
U.S. Treasury Notes, 2.375%, 3/15/22	4,300,000	4,360,973
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,801,652
U.S. Treasury Notes, 1.75%, 6/15/22	2,400,000	2,395,547
U.S. Treasury Notes, 1.875%, 9/30/22	1,500,000	1,502,373
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	15,279,859
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	6,884,754
U.S. Treasury Notes, 2.375%, 2/29/24	3,300,000	3,379,084
U.S. Treasury Notes, 2.625%, 12/31/25	3,500,000	3,652,578
U.S. Treasury Notes, 2.50%, 2/28/26	7,700,000	7,983,035
U.S. Treasury Notes, 3.125%, 11/15/28	9,800,000	10,728,895

U.S. Treasury Notes, 2.375%, 5/15/29	2,200,000	2,269,781
TOTAL U.S. TREASURY SECURITIES (Cost $103,530,712)		107,927,956
CORPORATE BONDS — 10.9%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	85,538
United Technologies Corp., 6.05%, 6/1/36	250,000	325,503
		411,041
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	306,990
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	275,000	274,908
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	153,658
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	462,895
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	395,844
Ford Motor Credit Co. LLC, 3.35%, 11/1/22(3)	310,000	309,800
General Motors Co., 4.20%, 10/1/27	100,000	101,654
General Motors Co., 5.15%, 4/1/38	260,000	261,717
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	625,292
General Motors Financial Co., Inc., 5.25%, 3/1/26	290,000	312,709
		2,898,477
Banks — 2.5%
Banco Santander SA, 3.50%, 4/11/22	400,000	409,154
Bank of America Corp., 4.10%, 7/24/23	370,000	393,096
Bank of America Corp., MTN, 4.20%, 8/26/24	610,000	648,333
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,550,234
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	135,528
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	400,000	427,925
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30	577,000	582,462
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	140,000	160,969
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	924,389
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,131
Barclays plc, 4.375%, 1/12/26	200,000	207,025
BNP Paribas SA, 4.375%, 9/28/25(4)	200,000	210,041
BPCE SA, 3.00%, 5/22/22(4)	250,000	252,523
BPCE SA, 5.15%, 7/21/24(4)	200,000	216,838
Citibank N.A., 3.65%, 1/23/24	350,000	367,106
Citigroup, Inc., 2.90%, 12/8/21	650,000	657,715
Citigroup, Inc., 2.75%, 4/25/22	325,000	327,687
Citigroup, Inc., 4.05%, 7/30/22	70,000	72,843
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	1,027,394
Citigroup, Inc., 4.45%, 9/29/27	800,000	863,948
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	402,812
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	467,080
Discover Bank, 3.35%, 2/6/23	250,000	256,513
Discover Bank, 3.45%, 7/27/26	500,000	511,183
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	117,176
Fifth Third Bank, 2.875%, 10/1/21	250,000	252,436
HSBC Bank plc, 4.125%, 8/12/20(4)	300,000	305,530
HSBC Holdings plc, 2.95%, 5/25/21	800,000	806,527

HSBC Holdings plc, 4.30%, 3/8/26	400,000	428,055
HSBC Holdings plc, 4.375%, 11/23/26	420,000	447,226
HSBC Holdings plc, VRN, 3.26%, 3/13/23	220,000	223,305
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	259,161
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	421,357
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	478,091
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	226,142
JPMorgan Chase & Co., 3.875%, 9/10/24	560,000	587,821
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,095,840
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	320,000	334,675
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	180,000	190,711
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	200,000	212,647
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	100,000	107,399
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	100,000	106,341
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	204,198
Regions Financial Corp., 2.75%, 8/14/22	280,000	281,991
Regions Financial Corp., 3.80%, 8/14/23	250,000	262,152
Royal Bank of Canada, 2.15%, 10/26/20	850,000	849,602
SunTrust Bank, 3.30%, 5/15/26	200,000	205,464
Synchrony Bank, 3.00%, 6/15/22	250,000	251,721
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	346,766
Wells Fargo & Co., 3.07%, 1/24/23	210,000	213,198
Wells Fargo & Co., 4.125%, 8/15/23	200,000	211,035
Wells Fargo & Co., 3.00%, 4/22/26	350,000	353,566
Wells Fargo & Co., MTN, 3.75%, 1/24/24	270,000	283,224
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	167,131
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	222,304
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	226,357
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	250,000	260,808
		22,217,886
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	569,492
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	717,909
		1,287,401
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	450,000	450,064
AbbVie, Inc., 2.90%, 11/6/22	620,000	626,165
AbbVie, Inc., 3.60%, 5/14/25	120,000	123,739
AbbVie, Inc., 4.40%, 11/6/42	240,000	238,085
AbbVie, Inc., 4.70%, 5/14/45	60,000	61,193
Amgen, Inc., 2.65%, 5/11/22	390,000	392,498
Amgen, Inc., 4.66%, 6/15/51	289,000	317,550
Biogen, Inc., 3.625%, 9/15/22	520,000	537,836
Celgene Corp., 3.25%, 8/15/22	190,000	194,916
Celgene Corp., 3.625%, 5/15/24	300,000	312,931
Celgene Corp., 3.875%, 8/15/25	500,000	532,489
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	323,530
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	887,459
		4,998,455

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	859,799
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	475,720
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	930,000	955,011
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	115,984
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	621,028
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	170,000	177,839
Morgan Stanley, 2.75%, 5/19/22	200,000	201,577
Morgan Stanley, 5.00%, 11/24/25	450,000	498,012
Morgan Stanley, 4.375%, 1/22/47	90,000	101,390
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	873,813
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	797,940
Morgan Stanley, MTN, 4.00%, 7/23/25	600,000	641,130
Morgan Stanley, MTN, VRN, 2.72%, 7/22/25	162,000	162,360
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	250,000	262,706
		6,744,309
Chemicals†
Westlake Chemical Corp., 4.375%, 11/15/47	210,000	202,181
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	220,000	226,127
Waste Connections, Inc., 3.50%, 5/1/29	290,000	302,354
Waste Management, Inc., 4.15%, 7/15/49	220,000	243,337
		771,818
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	180,587
Consumer Finance — 0.4%
Ally Financial, Inc., 3.875%, 5/21/24	240,000	247,800
American Express Co., 3.00%, 10/30/24	140,000	142,919
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	449,750
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	450,063
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	255,606
Capital One Financial Corp., 3.80%, 1/31/28	450,000	466,162
PNC Bank N.A., 3.80%, 7/25/23	750,000	785,919
Synchrony Financial, 2.85%, 7/25/22	310,000	310,321
		3,108,540
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	110,000	110,850
George Washington University (The), 3.55%, 9/15/46	115,000	115,509
		226,359
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	270,000	275,444
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	600,000	604,538
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	284,121
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	691,068
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(4)	300,000	307,047
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(4)	200,000	213,525
Voya Financial, Inc., 5.70%, 7/15/43	160,000	198,207
		2,573,950

Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	500,000	514,754
AT&T, Inc., 3.40%, 5/15/25	450,000	463,239
AT&T, Inc., 2.95%, 7/15/26	370,000	371,824
AT&T, Inc., 3.80%, 2/15/27	150,000	156,623
AT&T, Inc., 4.10%, 2/15/28	150,000	159,534
AT&T, Inc., 5.25%, 3/1/37	110,000	124,956
AT&T, Inc., 5.15%, 11/15/46	568,000	629,739
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(4)	600,000	598,914
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)	140,000	144,738
Orange SA, 4.125%, 9/14/21	210,000	217,584
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	104,399
Verizon Communications, Inc., 3.38%, 2/15/25	200,000	208,850
Verizon Communications, Inc., 2.625%, 8/15/26	610,000	608,808
Verizon Communications, Inc., 4.75%, 11/1/41	260,000	298,830
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	296,444
		4,899,236
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	104,505
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	112,913
Duke Energy Corp., 3.55%, 9/15/21	90,000	92,057
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	153,936
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	232,185
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	143,467
Exelon Corp., 5.15%, 12/1/20	220,000	226,339
Exelon Corp., 4.45%, 4/15/46	150,000	164,714
FirstEnergy Corp., 4.25%, 3/15/23	180,000	189,952
FirstEnergy Corp., 4.85%, 7/15/47	90,000	103,609
Georgia Power Co., 4.30%, 3/15/42	70,000	75,073
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)	120,000	121,015
Progress Energy, Inc., 3.15%, 4/1/22	90,000	91,492
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	89,625
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	166,505
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	103,749
		2,171,136
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35	150,000	165,108
Entertainment — 0.1%
Viacom, Inc., 3.125%, 6/15/22	190,000	191,508
Viacom, Inc., 4.25%, 9/1/23	160,000	168,698
Viacom, Inc., 4.375%, 3/15/43	240,000	237,619
Walt Disney Co. (The), 6.90%, 8/15/39(4)	150,000	224,066
		821,891
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	110,000	112,767
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	124,628
Boston Properties LP, 3.65%, 2/1/26	280,000	293,493
Crown Castle International Corp., 5.25%, 1/15/23	180,000	195,288
Essex Portfolio LP, 3.625%, 8/15/22	150,000	154,405

Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,967
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	130,000	146,072
Hospitality Properties Trust, 4.65%, 3/15/24	290,000	298,843
Kilroy Realty LP, 3.80%, 1/15/23	130,000	135,004
Kimco Realty Corp., 2.80%, 10/1/26	240,000	237,276
Public Storage, 3.39%, 5/1/29	230,000	241,640
Ventas Realty LP, 4.125%, 1/15/26	100,000	106,755
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	235,658
		2,332,796
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	330,000	334,105
Kroger Co. (The), 3.875%, 10/15/46	150,000	134,891
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(4)	350,000	349,265
Walmart, Inc., 4.05%, 6/29/48	210,000	241,884
		1,060,145
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	211,603
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	463,136
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	507,921
Enterprise Products Operating LLC, 4.20%, 1/31/50	30,000	30,629
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	316,966
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	656,529
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	336,156
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	206,815
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	40,000	40,650
		2,770,405
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	461,228
Becton Dickinson and Co., 3.70%, 6/6/27	79,000	82,812
Medtronic, Inc., 3.50%, 3/15/25	192,000	203,853
Medtronic, Inc., 4.375%, 3/15/35	144,000	168,342
		916,235
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	130,000	130,351
Anthem, Inc., 3.65%, 12/1/27	140,000	145,161
Anthem, Inc., 4.65%, 1/15/43	130,000	140,745
CVS Health Corp., 3.50%, 7/20/22	420,000	431,200
CVS Health Corp., 2.75%, 12/1/22	170,000	170,473
CVS Health Corp., 4.30%, 3/25/28	620,000	658,640
CVS Health Corp., 4.78%, 3/25/38	160,000	169,740
CVS Health Corp., 5.05%, 3/25/48	150,000	163,282
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	178,005
HCA, Inc., 4.125%, 6/15/29	260,000	266,863
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	106,825
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	129,106
Stanford Health Care, 3.80%, 11/15/48	95,000	103,275
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	233,220
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	314,239
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	224,414

UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	164,555
Universal Health Services, Inc., 4.75%, 8/1/22(4)	130,000	131,950
		3,862,044
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	103,691
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	83,606
McDonald's Corp., MTN, 4.45%, 3/1/47	330,000	363,727
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	130,000	140,923
		691,947
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	121,863
Lennar Corp., 4.75%, 4/1/21	352,000	360,800
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	101,250
Toll Brothers Finance Corp., 4.35%, 2/15/28	350,000	355,075
		938,988
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	314,060
American International Group, Inc., 4.125%, 2/15/24	925,000	984,304
American International Group, Inc., 4.50%, 7/16/44	50,000	53,608
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	230,000	235,562
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	190,000	214,074
Chubb INA Holdings, Inc., 3.15%, 3/15/25	280,000	291,206
Chubb INA Holdings, Inc., 3.35%, 5/3/26	110,000	115,842
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	220,000	278,939
Liberty Mutual Group, Inc., 4.50%, 6/15/49(4)	120,000	130,420
Markel Corp., 4.90%, 7/1/22	190,000	201,688
MetLife, Inc., 4.125%, 8/13/42	110,000	119,546
MetLife, Inc., 4.875%, 11/13/43	110,000	132,326
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	200,000	203,886
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	71,204
Prudential Financial, Inc., 3.94%, 12/7/49	477,000	506,363
WR Berkley Corp., 4.625%, 3/15/22	130,000	137,062
		3,990,090
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	170,000	169,661
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	450,000	456,895
Fidelity National Information Services, Inc., 3.75%, 5/21/29	110,000	116,373
Fiserv, Inc., 3.50%, 7/1/29	172,000	176,768
Mastercard, Inc., 3.65%, 6/1/49	170,000	181,338
		931,374
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	153,134
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	151,547
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	131,631
		436,312
Media — 0.4%
CBS Corp., 4.85%, 7/1/42	60,000	64,799
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,140,000	1,230,529

Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	72,552
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	420,000	494,634
Comcast Corp., 6.40%, 5/15/38	310,000	424,209
Comcast Corp., 4.60%, 10/15/38	290,000	333,533
Comcast Corp., 4.75%, 3/1/44	470,000	548,032
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	133,848
TEGNA, Inc., 5.125%, 7/15/20	330,000	330,073
		3,632,209
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	300,000	302,733
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	167,878
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	155,432
CenterPoint Energy, Inc., 4.25%, 11/1/28	270,000	294,121
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	158,598
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	211,202
Dominion Energy, Inc., 4.90%, 8/1/41	200,000	231,144
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	125,279
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	80,150
FirstEnergy Transmission LLC, 4.55%, 4/1/49(4)	170,000	190,527
Florida Power & Light Co., 4.125%, 2/1/42	140,000	156,621
Florida Power & Light Co., 3.95%, 3/1/48	130,000	143,866
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	288,545
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	303,965
NiSource, Inc., 5.65%, 2/1/45	140,000	173,891
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	126,016
Sempra Energy, 2.875%, 10/1/22	200,000	201,882
Sempra Energy, 3.25%, 6/15/27	180,000	180,946
Sempra Energy, 3.80%, 2/1/38	90,000	90,237
Sempra Energy, 4.00%, 2/1/48	100,000	100,980
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	103,116
		3,484,396
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp., 5.00%, 3/1/25	150,000	134,973
BP Capital Markets America, Inc., 4.50%, 10/1/20	100,000	102,550
Cimarex Energy Co., 4.375%, 6/1/24	220,000	232,121
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	149,369
Concho Resources, Inc., 4.375%, 1/15/25	270,000	280,379
Continental Resources, Inc., 4.375%, 1/15/28	300,000	310,775
Ecopetrol SA, 5.875%, 5/28/45	90,000	101,421
Enbridge, Inc., 4.00%, 10/1/23	140,000	147,140
Encana Corp., 6.50%, 2/1/38	210,000	253,298
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	203,018
Energy Transfer Operating LP, 7.50%, 10/15/20	150,000	158,480
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	164,030
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	386,293
Energy Transfer Operating LP, 5.25%, 4/15/29	420,000	469,230
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	70,710
Energy Transfer Operating LP, 6.50%, 2/1/42	180,000	213,412

Energy Transfer Operating LP, 6.00%, 6/15/48	220,000	253,217
EnLink Midstream LLC, 5.375%, 6/1/29	245,000	253,195
EOG Resources, Inc., 4.10%, 2/1/21	130,000	133,706
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	103,925
Hess Corp., 6.00%, 1/15/40	130,000	141,463
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	175,041
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	260,366
Marathon Oil Corp., 3.85%, 6/1/25	280,000	290,225
MPLX LP, 4.875%, 6/1/25	410,000	446,359
MPLX LP, 4.50%, 4/15/38	120,000	121,634
MPLX LP, 5.20%, 3/1/47	90,000	96,570
Newfield Exploration Co., 5.75%, 1/30/22	370,000	395,250
Newfield Exploration Co., 5.375%, 1/1/26	140,000	153,323
Noble Energy, Inc., 4.15%, 12/15/21	290,000	299,077
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	78,142
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	243,000
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,540
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	46,912
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	188,025
Phillips 66, 4.30%, 4/1/22	250,000	262,965
Shell International Finance BV, 2.375%, 8/21/22	130,000	130,813
Shell International Finance BV, 3.25%, 5/11/25	200,000	209,338
Shell International Finance BV, 3.625%, 8/21/42	140,000	144,516
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	122,259
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	304,879
Williams Cos., Inc. (The), 4.55%, 6/24/24	270,000	289,791
Williams Cos., Inc. (The), 5.10%, 9/15/45	200,000	218,094
		8,796,824
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	350,000	362,926
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	400,000	405,721
Allergan Funding SCS, 3.85%, 6/15/24	440,000	458,312
Allergan Funding SCS, 4.55%, 3/15/35	110,000	113,913
Bristol-Myers Squibb Co., 4.25%, 10/26/49(4)	120,000	131,518
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	658,909
		1,768,373
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	177,672
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	60,070
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	250,973
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	310,000	344,001
CSX Corp., 3.40%, 8/1/24	180,000	187,480
CSX Corp., 3.25%, 6/1/27	380,000	392,661
Union Pacific Corp., 3.60%, 9/15/37	200,000	204,319
Union Pacific Corp., 4.75%, 9/15/41	150,000	170,522
Union Pacific Corp., 4.05%, 11/15/45	80,000	84,752
Union Pacific Corp., MTN, 3.55%, 8/15/39(3)	140,000	141,265
		2,013,715

Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(4)	200,000	206,074
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	570,000	583,873
Microsoft Corp., 3.45%, 8/8/36	220,000	234,113
Microsoft Corp., 4.25%, 2/6/47	340,000	401,323
Oracle Corp., 2.50%, 10/15/22	260,000	262,049
Oracle Corp., 3.625%, 7/15/23	280,000	294,873
Oracle Corp., 2.65%, 7/15/26	100,000	100,498
		1,876,729
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(4)	200,000	202,500
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	159,757
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	492,689
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	54,417
United Rentals North America, Inc., 4.625%, 7/15/23	120,000	123,117
		1,032,480
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.75%, 1/13/25	130,000	132,797
Apple, Inc., 2.50%, 2/9/25	540,000	544,273
Apple, Inc., 2.45%, 8/4/26	210,000	209,869
Apple, Inc., 3.20%, 5/11/27	250,000	260,657
Apple, Inc., 2.90%, 9/12/27	320,000	327,734
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)	820,000	906,830
Dell International LLC / EMC Corp., 4.90%, 10/1/26(4)	300,000	313,573
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	283,358
		2,979,091
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	100,000	108,972
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	155,000	157,804
TOTAL CORPORATE BONDS (Cost $94,581,235)		98,807,688
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.75%, (1-year H15T1Y plus 2.25%), 9/1/35	299,211	315,736
FHLMC, VRN, 4.74%, (12-month LIBOR plus 1.87%), 7/1/36	35,792	37,675
FHLMC, VRN, 4.46%, (1-year H15T1Y plus 2.14%), 10/1/36	142,425	149,787
FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	142,565	150,279
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.79%), 2/1/38	52,987	55,818
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	43,196	45,616
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	44,573	46,500
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	16,235	17,018
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	73,657	75,811
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	149,462	156,221
FHLMC, VRN, 4.72%, (12-month LIBOR plus 1.64%), 2/1/43	32,382	33,483
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	29,806	30,963
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	716	740
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.63%), 1/1/44	221,665	224,065
FHLMC, VRN, 3.27%, (12-month LIBOR plus 1.59%), 10/1/44	217,992	222,701

FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.60%), 6/1/45	182,009	183,187
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	456,615	457,692
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	793,667	806,786
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	85,163	88,331
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	189,973	197,032
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	106,417	110,239
FNMA, VRN, 4.20%, (6-month LIBOR plus 1.57%), 6/1/35	209,421	217,107
FNMA, VRN, 4.56%, (1-year H15T1Y plus 2.16%), 3/1/38	121,621	127,936
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	14,354	15,199
FNMA, VRN, 4.71%, (12-month LIBOR plus 1.80%), 3/1/40	32,261	34,033
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	112,210	116,959
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.76%), 10/1/40	92,075	95,792
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	72,353	74,286
FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	173,324	179,526
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	307,123	309,780
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	614,394	626,371
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	240,047	244,732
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	373,533	381,001
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	237,518	241,776
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	524,155	534,915
		6,605,093
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 6.50%, 1/1/28	9,698	10,769
FHLMC, 5.50%, 12/1/33	88,558	98,290
FHLMC, 5.00%, 7/1/35	716,593	782,536
FHLMC, 5.50%, 1/1/38	63,415	69,572
FHLMC, 6.00%, 8/1/38	44,285	50,344
FHLMC, 3.00%, 2/1/43	752,145	767,338
FHLMC, 3.50%, 12/1/47	524,671	543,627
FNMA, 4.00%, TBA	1,650,000	1,708,008
FNMA, 4.50%, TBA	1,705,000	1,787,163
FNMA, 5.00%, 9/1/20	30,615	31,444
FNMA, 6.50%, 1/1/29	15,478	17,479
FNMA, 7.50%, 7/1/29	27,686	29,835
FNMA, 7.50%, 9/1/30	8,377	9,952
FNMA, 5.00%, 7/1/31	380,233	403,741
FNMA, 6.50%, 9/1/31	12,912	14,330
FNMA, 7.00%, 9/1/31	3,810	3,989
FNMA, 6.50%, 1/1/32	13,389	14,861
FNMA, 6.50%, 8/1/32	15,651	17,938
FNMA, 5.50%, 6/1/33	50,643	56,197
FNMA, 5.50%, 7/1/33	77,288	85,594
FNMA, 5.50%, 8/1/33	137,264	153,126
FNMA, 5.50%, 9/1/33	97,632	109,223
FNMA, 5.00%, 11/1/33	266,559	290,747
FNMA, 3.50%, 3/1/34	441,181	458,294
FNMA, 5.00%, 4/1/35	354,983	389,630
FNMA, 4.50%, 9/1/35	159,165	171,396
FNMA, 5.00%, 2/1/36	225,558	247,663

FNMA, 5.50%, 4/1/36	81,912	91,668
FNMA, 5.50%, 5/1/36	159,361	178,381
FNMA, 5.00%, 11/1/36	588,858	646,423
FNMA, 5.50%, 2/1/37	39,823	44,569
FNMA, 6.00%, 7/1/37	325,438	369,501
FNMA, 6.50%, 8/1/37	22,116	24,358
FNMA, 5.50%, 7/1/39	274,324	307,093
FNMA, 5.00%, 4/1/40	671,491	733,188
FNMA, 5.00%, 6/1/40	538,029	587,462
FNMA, 4.50%, 8/1/40	839,094	905,289
FNMA, 4.50%, 9/1/40	1,682,873	1,815,435
FNMA, 3.50%, 1/1/41	1,030,973	1,074,252
FNMA, 4.00%, 1/1/41	840,978	896,064
FNMA, 4.00%, 5/1/41	914,155	969,489
FNMA, 4.50%, 7/1/41	316,300	341,202
FNMA, 4.50%, 9/1/41	340,382	367,329
FNMA, 4.50%, 9/1/41	1,381,856	1,491,241
FNMA, 4.00%, 12/1/41	825,262	879,917
FNMA, 4.00%, 1/1/42	512,123	543,202
FNMA, 4.00%, 1/1/42	673,310	714,130
FNMA, 3.50%, 5/1/42	1,381,148	1,439,300
FNMA, 3.50%, 6/1/42	464,460	484,044
FNMA, 3.00%, 11/1/42	1,124,937	1,146,914
FNMA, 3.50%, 5/1/45	1,212,264	1,255,864
FNMA, 3.00%, 11/1/46	2,591,216	2,631,005
FNMA, 3.50%, 2/1/47	7,957,428	8,234,882
FNMA, 6.50%, 8/1/47	7,843	8,397
FNMA, 6.50%, 9/1/47	15,879	16,941
FNMA, 6.50%, 9/1/47	763	816
FNMA, 6.50%, 9/1/47	8,348	8,911
FNMA, 3.50%, 10/1/47	6,227,408	6,450,913
FNMA, 3.50%, 3/1/48	1,832,531	1,897,121
FNMA, 3.00%, 4/1/48	2,333,538	2,370,477
FNMA, 4.00%, 6/1/48	6,866,520	7,133,839
FNMA, 4.00%, 8/1/48	4,699,385	4,891,847
FNMA, 3.50%, 4/1/49	1,502,847	1,548,323
GNMA, 2.50%, TBA	3,600,000	3,603,917
GNMA, 3.50%, TBA	3,300,000	3,411,697
GNMA, 4.00%, TBA	2,000,000	2,077,148
GNMA, 7.00%, 4/20/26	26,038	28,930
GNMA, 7.50%, 8/15/26	15,751	17,450
GNMA, 7.00%, 2/15/28	6,030	6,038
GNMA, 7.50%, 2/15/28	6,327	6,337
GNMA, 7.00%, 12/15/28	7,301	7,311
GNMA, 7.00%, 5/15/31	34,696	39,935
GNMA, 5.50%, 11/15/32	105,869	117,424
GNMA, 4.50%, 5/20/41	330,529	354,160
GNMA, 4.50%, 6/15/41	378,666	408,970
GNMA, 4.00%, 12/15/41	613,585	651,689

GNMA, 3.50%, 6/20/42	714,765	749,470
GNMA, 3.50%, 7/20/42	349,681	366,571
GNMA, 4.50%, 11/20/43	440,276	468,072
GNMA, 3.50%, 3/15/46	3,263,610	3,381,812
GNMA, 2.50%, 7/20/46	1,118,538	1,119,887
		77,639,691
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $82,913,064)		84,244,784
ASSET-BACKED SECURITIES — 2.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	650,278	651,731
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(4)	67,345	67,298
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	706,703	735,267
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	35,387	35,376
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	230,661	229,429
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	283,899	284,772
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(4)	1,489,364	1,521,014
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.01%, (1-month LIBOR plus 0.70%), 3/17/37(4)	1,842,089	1,821,626
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.41%, (1-month LIBOR plus 1.08%), 6/17/37(4)	1,225,000	1,220,352
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.31%, (1-month LIBOR plus 1.00%), 7/17/37(4)	1,846,996	1,852,142
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(4)	154,931	154,326
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	158,507	158,006
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	241,390	238,887
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(4)	575,502	573,970
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(4)	802,362	823,585
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(4)	999,372	1,027,556
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(4)	2,550,000	2,620,627
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	143,147	144,335
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(4)	1,000,000	1,000,898
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	86,703	86,576
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(4)	579,153	592,135
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(4)	192,008	194,136
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(4)	354,950	356,239
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(4)	456,512	457,938
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(4)	380,318	383,050
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(4)	318,344	321,283
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	116,840	122,238
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	362,875	362,095
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	695,099	710,994
TOTAL ASSET-BACKED SECURITIES (Cost $18,537,175)		18,747,881
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	12,546	12,779
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.45%, 3/25/35	173,461	178,612
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(4)	339,599	344,725
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.80%, 6/25/34	129,644	131,039
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.41%, 8/25/34	200,161	196,682
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.40%, 8/25/34	390,748	396,421
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	52,063	53,735
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	100,302	103,052

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,619	3,571
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(4)	610,874	623,013
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.49%, 10/25/34	206,342	207,158
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.80%, 8/25/35	49,438	51,225
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.09%, 6/25/34	59,045	59,043
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.61%, 5/25/34	91,702	94,636
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.97%, 1/25/35	139,780	139,641
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	124,191	127,904
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.56%, 9/25/35	172,291	176,685
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.42%, 7/25/35	39,199	39,765
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.38%, 7/25/35	25,078	25,272
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	121,435	124,548
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	59,156	59,071
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(4)	693,150	705,735
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(4)	916,995	927,759
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	177,709	185,514
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.40%, 11/25/35	98,854	100,041
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.46%, 2/25/35	145,004	147,554
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(4)	1,147,056	1,192,256
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(4)	696,118	726,342
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.77%, (1-month LIBOR plus 1.50%), 6/25/57(4)	409,172	417,806
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(4)	497,337	502,823
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(4)	1,349,327	1,380,188
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(4)	1,052,396	1,066,330
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	261,371	259,214
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.39%, 7/25/34	73,816	75,073
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.01%, (1-month LIBOR plus 0.74%), 9/25/44	486,397	487,274
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.45%, 3/25/35	295,847	294,437
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	34,356	35,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.91%, 9/25/34	60,343	62,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	48,663	50,177
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	40,639	40,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	114,261	117,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	253,509	256,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.97%, 6/25/35	23,827	24,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 5.00%, 3/25/35	129,546	133,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.10%, 5/25/35	108,652	113,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	60,191	60,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	68,271	68,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	34,382	34,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,493	16,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	17,542	17,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	49,843	48,401
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	97,470	103,673
		12,802,570
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.57%, (1-month LIBOR plus 1.30%), 3/25/29	29,370	29,419
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.72%, (1-month LIBOR plus 0.45%), 7/25/30	497,277	496,834
FNMA, Series 2014-C02, Class 1M2, VRN, 4.87%, (1-month LIBOR plus 2.60%), 5/25/24	123,385	128,728

FNMA, Series 2014-C02, Class 2M2, VRN, 4.87%, (1-month LIBOR plus 2.60%), 5/25/24	489,011	508,589
FNMA, Series 2016-C04, Class 1M1, VRN, 3.72%, (1-month LIBOR plus 1.45%), 1/25/29	116,782	117,077
FNMA, Series 2017-C01, Class 1M1, VRN, 3.57%, (1-month LIBOR plus 1.30%), 7/25/29	119,108	119,470
FNMA, Series 2018-C01, Class 1M1, VRN, 2.87%, (1-month LIBOR plus 0.60%), 7/25/30	1,776,739	1,777,321
FNMA, Series 2018-C02, Class 2M1, VRN, 2.92%, (1-month LIBOR plus 0.65%), 8/25/30	1,044,908	1,045,144
		4,222,582
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,825,044)		17,025,152
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	1,000,000	1,046,936
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,839,945
BX Trust, Series 2018-MCSF, Class A, VRN, 2.90%, (1-month LIBOR plus 0.58%), 4/15/35(4)	700,000	699,468
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	675,000	727,716
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	775,000	828,953
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	900,000	956,305
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	401,907
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(4)	1,000,000	1,032,522
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.03%, (1-month LIBOR plus 0.70%), 6/15/34(4)	1,250,000	1,251,149
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,000,000	1,044,823
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(4)	1,275,000	1,295,977
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	475,000	500,832
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	294,573
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	611,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	704,559
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(4)	725,000	733,169
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,588,815)		13,970,692
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.15%, (3-month LIBOR plus 1.85%), 4/15/31(4)	925,000	925,581
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.30%, (3-month LIBOR plus 1.02%), 4/20/31(4)	750,000	742,177
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.44%, (3-month LIBOR plus 1.14%), 7/15/31(4)	350,000	348,967
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, (3-month LIBOR plus 1.02%), 4/17/31(4)	325,000	321,756
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(4)	650,000	651,599
CBAM Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(4)	675,000	676,333
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.30%, (3-month LIBOR plus 0.98%), 4/24/31(4)	450,000	444,260
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(4)	325,000	322,712
CIFC Funding Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(4)	600,000	599,438
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.20%, (3-month LIBOR plus 1.90%), 1/15/29(4)	700,000	700,580
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(4)	750,000	748,442
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(4)	650,000	646,570
LCM XIV LP, Series 2014A, Class AR, VRN, 3.32%, (3-month LIBOR plus 1.04%), 7/20/31(4)	300,000	297,203
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(4)	425,000	423,129
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(4)	900,000	893,511
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(4)	885,000	879,692
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(4)	750,000	749,730
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.25%, (3-month LIBOR plus 0.97%), 4/25/31(4)	500,000	493,720

Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.45%, (3-month LIBOR plus 1.15%), 10/18/31(4)	375,000	373,622
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,278,760)		11,239,022
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	425,918
Houston GO, 3.96%, 3/1/47	120,000	131,718
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	146,221
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	147,695
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	85,288
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	852,261
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	160,720
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	315,230
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	145,704
New York City GO, 6.27%, 12/1/37	95,000	130,763
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	128,592
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	64,622
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	296,703
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	389,886
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	280,894
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	117,849
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	137,443
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	100,128
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	148,242
State of California GO, 4.60%, 4/1/38	355,000	397,692
State of California GO, 7.55%, 4/1/39	100,000	160,570
State of California GO, 7.30%, 10/1/39	160,000	243,651
State of California GO, 7.60%, 11/1/40	80,000	131,258
State of Illinois GO, 5.10%, 6/1/33	345,000	356,547
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	92,348
State of Texas GO, 5.52%, 4/1/39	50,000	66,540
State of Washington GO, 5.14%, 8/1/40	20,000	25,214
TOTAL MUNICIPAL SECURITIES (Cost $4,686,477)		5,679,697
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	102,276
Chile Government International Bond, 3.625%, 10/30/42	100,000	104,875
		207,151
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	321,008
Colombia Government International Bond, 6.125%, 1/18/41	100,000	125,376
		446,384
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	625,050
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	99,663
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	236,727
		336,390
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	307,395

Philippine Government International Bond, 6.375%, 10/23/34	150,000	210,489
		517,884
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	143,815
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	146,976
		290,791
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	113,920
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	124,531
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,474,165)		2,662,101
BANK LOAN OBLIGATIONS(5) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.48%, (1-month LIBOR plus 2.25%), 1/19/24	350,000	350,497
Food Products†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.27%, (3-month LIBOR plus 2.00%), 5/24/24	238,751	239,248
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.27%, (3-month LIBOR plus 2.00%), 5/24/24	73,893	74,047
		313,295
Health Care Providers and Services†
DaVita, Inc., Term Loan B, 4.99%, (3-month LIBOR plus 2.75%), 6/24/21	9,706	9,718
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	68,384	68,659
		78,377
Hotels, Restaurants and Leisure†
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.23%, (1-month LIBOR plus 2.00%), 3/21/25	177,935	178,250
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 4/30/25	396,977	398,128
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.24%, (1-month LIBOR plus 2.00%), 9/7/23	56,304	56,519
TOTAL BANK LOAN OBLIGATIONS (Cost $1,375,901)		1,375,066
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	270,000	272,407
FNMA, 6.625%, 11/15/30	600,000	857,013
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,011,702)		1,129,420
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,013,589)	21,013,589	21,013,589
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $761,284,417)		915,609,969
OTHER ASSETS AND LIABILITIES — (1.3)%		(11,939,580)
TOTAL NET ASSETS — 100.0%		$903,670,389

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	327,429	USD	371,758	JPMorgan Chase Bank N.A.	9/18/19	$(7,919)
USD	373,887	EUR	327,429	JPMorgan Chase Bank N.A.	9/18/19	10,048
						$2,129

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	56	September 2019	$2,800	$8,350,440	$(104,931)
U.S. Treasury 2-Year Notes	224	September 2019	$44,800,000	48,027,000	72,868
				$56,377,440	$(32,063)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	37	September 2019	$3,700,000	$4,349,523	$6,276

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $129,690.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,852,854, which represented 5.5% of total net assets.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	531,786,921	—	—
U.S. Treasury Securities	—	107,927,956	—
Corporate Bonds	—	98,807,688	—
U.S. Government Agency Mortgage-Backed Securities	—	84,244,784	—
Asset-Backed Securities	—	18,747,881	—
Collateralized Mortgage Obligations	—	17,025,152	—
Commercial Mortgage-Backed Securities	—	13,970,692	—
Collateralized Loan Obligations	—	11,239,022	—
Municipal Securities	—	5,679,697	—
Sovereign Governments and Agencies	—	2,662,101	—
Bank Loan Obligations	—	1,375,066	—
U.S. Government Agency Securities	—	1,129,420	—
Temporary Cash Investments	21,013,589	—	—
	552,800,510	362,809,459	—
Other Financial Instruments
Futures Contracts	79,144	—	—
Forward Foreign Currency Exchange Contracts	—	10,048	—
	79,144	10,048	—

Liabilities
Other Financial Instruments
Futures Contracts	104,931	—	—
Forward Foreign Currency Exchange Contracts	—	7,919	—
	104,931	7,919	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2019

Small Cap Growth - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Aerospace and Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc.(1)	202,827	8,664,770
Mercury Systems, Inc.(1)	79,311	6,465,433
		15,130,203
Banks — 1.5%
First BanCorp	379,390	4,082,237
Glacier Bancorp, Inc.	94,097	3,943,605
Veritex Holdings, Inc.	191,395	4,897,798
		12,923,640
Beverages — 0.6%
MGP Ingredients, Inc.(2)	100,007	4,999,350
Biotechnology — 10.4%
Acceleron Pharma, Inc.(1)	115,087	5,024,698
Aimmune Therapeutics, Inc.(1)	156,089	3,004,713
Alder Biopharmaceuticals, Inc.(1)	195,312	1,976,557
Amarin Corp. plc ADR(1)(2)	123,126	2,288,912
Amicus Therapeutics, Inc.(1)	413,170	5,123,308
AnaptysBio, Inc.(1)	27,346	1,468,754
Arena Pharmaceuticals, Inc.(1)	136,632	8,564,094
ArQule, Inc.(1)	245,012	2,472,171
Blueprint Medicines Corp.(1)	62,142	6,223,521
FibroGen, Inc.(1)	78,927	3,730,090
Flexion Therapeutics, Inc.(1)(2)	163,944	1,645,998
Global Blood Therapeutics, Inc.(1)	59,804	3,277,259
Halozyme Therapeutics, Inc.(1)	230,870	3,922,481
Heron Therapeutics, Inc.(1)(2)	149,842	2,613,244
Immunomedics, Inc.(1)(2)	247,951	3,657,277
Insmed, Inc.(1)	144,047	3,161,832
Medicines Co. (The)(1)(2)	92,083	3,300,255
Mirati Therapeutics, Inc.(1)	22,750	2,406,950
Natera, Inc.(1)	240,355	6,628,991
Portola Pharmaceuticals, Inc.(1)(2)	126,454	3,373,793
Principia Biopharma, Inc.(1)	76,614	2,845,444
PTC Therapeutics, Inc.(1)	100,956	4,863,051
REGENXBIO, Inc.(1)	57,034	2,532,880
Stoke Therapeutics, Inc.(1)	102,065	2,514,882
Ultragenyx Pharmaceutical, Inc.(1)	57,866	3,487,005
Viking Therapeutics, Inc.(1)(2)	286,885	2,206,146
		92,314,306
Building Products — 1.9%
Fortune Brands Home & Security, Inc.	67,483	3,707,516
PGT Innovations, Inc.(1)	324,910	5,237,549
Trex Co., Inc.(1)	92,371	7,551,330
		16,496,395

Capital Markets — 2.3%
Ares Management Corp., Class A	312,579	9,142,935
Assetmark Financial Holdings, Inc.(1)	138,413	3,915,704
Hamilton Lane, Inc., Class A	131,917	7,743,528
		20,802,167
Chemicals — 0.7%
Ferro Corp.(1)	440,358	6,486,473
Commercial Services and Supplies — 6.4%
ABM Industries, Inc.	218,202	9,184,122
Advanced Disposal Services, Inc.(1)	254,954	8,252,861
Brink's Co. (The)	144,763	13,051,832
Casella Waste Systems, Inc., Class A(1)	162,123	7,068,563
Clean Harbors, Inc.(1)	135,583	10,549,713
US Ecology, Inc.	141,263	8,988,565
		57,095,656
Communications Equipment — 1.6%
AudioCodes Ltd.	231,393	4,317,793
Lumentum Holdings, Inc.(1)	92,020	5,211,093
Viavi Solutions, Inc.(1)	326,141	4,784,488
		14,313,374
Construction and Engineering — 1.5%
Badger Daylighting Ltd.	214,156	7,733,501
Dycom Industries, Inc.(1)	109,851	6,059,381
		13,792,882
Consumer Finance — 0.8%
Green Dot Corp., Class A(1)	148,754	7,540,340
Containers and Packaging — 0.8%
Berry Global Group, Inc.(1)	148,540	6,691,727
Distributors — 1.5%
IAA, Inc.(1)	187,571	8,768,944
Pool Corp.	22,814	4,320,287
		13,089,231
Diversified Consumer Services — 2.8%
Chegg, Inc.(1)	251,273	11,287,183
frontdoor, Inc.(1)	120,063	5,479,675
Grand Canyon Education, Inc.(1)	75,042	8,162,319
		24,929,177
Electronic Equipment, Instruments and Components — 1.3%
Dolby Laboratories, Inc., Class A	112,901	7,688,558
SYNNEX Corp.	35,191	3,467,721
		11,156,279
Entertainment — 1.4%
World Wrestling Entertainment, Inc., Class A	83,686	6,090,667
Zynga, Inc., Class A(1)	985,166	6,285,359
		12,376,026
Equity Real Estate Investment Trusts (REITs) — 2.9%
Americold Realty Trust	371,297	12,449,588
CareTrust REIT, Inc.	247,725	5,754,652

CoreSite Realty Corp.	71,254	7,468,132
		25,672,372
Food and Staples Retailing — 0.2%
Grocery Outlet Holding Corp.(1)	48,225	1,877,882
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	45,805	4,280,935
Health Care Equipment and Supplies — 3.1%
ICU Medical, Inc.(1)	21,386	5,441,454
Insulet Corp.(1)	66,807	8,213,252
Merit Medical Systems, Inc.(1)	148,234	5,849,314
OrthoPediatrics Corp.(1)	101,048	3,568,005
Silk Road Medical, Inc.(1)(2)	113,136	4,897,657
		27,969,682
Health Care Providers and Services — 5.2%
Acadia Healthcare Co., Inc.(1)	154,558	4,936,583
Covetrus, Inc.(1)	221,596	5,245,177
Encompass Health Corp.	124,307	7,935,759
Ensign Group, Inc. (The)	174,723	10,528,808
HealthEquity, Inc.(1)	75,739	6,209,083
R1 RCM, Inc.(1)	881,667	11,091,371
		45,946,781
Health Care Technology — 3.0%
Health Catalyst, Inc.(1)	76,279	3,375,346
Inspire Medical Systems, Inc.(1)	64,118	4,336,301
Phreesia, Inc.(1)	191,710	5,239,434
Teladoc Health, Inc.(1)(2)	198,367	13,536,564
		26,487,645
Hotels, Restaurants and Leisure — 2.8%
Churchill Downs, Inc.	99,254	11,875,741
Planet Fitness, Inc., Class A(1)	78,453	6,171,113
Texas Roadhouse, Inc.	117,957	6,514,765
		24,561,619
Household Durables — 2.6%
PlayAGS, Inc.(1)	421,943	7,915,651
Skyline Champion Corp.(1)	245,268	6,990,138
TopBuild Corp.(1)	103,954	8,433,788
		23,339,577
Household Products — 0.4%
Central Garden & Pet Co., Class A(1)	122,483	3,374,407
Insurance — 3.2%
Goosehead Insurance, Inc., Class A(2)	64,691	2,911,742
Kemper Corp.	117,515	10,343,670
Kinsale Capital Group, Inc.	119,379	10,727,397
Palomar Holdings, Inc.(1)	145,694	4,174,133
		28,156,942
Internet and Direct Marketing Retail — 1.0%
Etsy, Inc.(1)	74,723	5,007,935
Revolve Group, Inc.(1)(2)	117,933	4,065,151
		9,073,086

IT Services — 1.8%
Evo Payments, Inc., Class A(1)	158,309	4,926,576
Genpact Ltd.	286,096	11,352,289
		16,278,865
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(1)	128,028	3,857,484
Life Sciences Tools and Services — 2.6%
Adaptive Biotechnologies Corp.(1)	153,471	5,916,307
NeoGenomics, Inc.(1)	312,544	7,616,697
Personalis, Inc.(1)	176,946	3,169,103
PRA Health Sciences, Inc.(1)	64,750	6,469,173
		23,171,280
Machinery — 2.1%
Chart Industries, Inc.(1)	155,796	11,767,272
Kennametal, Inc.	187,612	6,487,623
		18,254,895
Oil, Gas and Consumable Fuels — 0.7%
Callon Petroleum Co.(1)(2)	791,563	3,894,490
Centennial Resource Development, Inc., Class A(1)	459,192	2,732,192
		6,626,682
Paper and Forest Products — 0.6%
Boise Cascade Co.	188,294	5,083,938
Personal Products — 1.1%
Medifast, Inc.	90,339	10,086,349
Pharmaceuticals — 3.1%
Aerie Pharmaceuticals, Inc.(1)	105,818	2,293,076
Catalent, Inc.(1)	236,698	13,371,070
Horizon Therapeutics plc(1)	309,390	7,700,717
Optinose, Inc.(1)(2)	295,108	1,584,730
Reata Pharmaceuticals, Inc., Class A(1)	31,059	2,815,499
		27,765,092
Professional Services — 0.7%
ASGN, Inc.(1)	97,441	6,143,655
Real Estate Management and Development — 1.4%
Altus Group Ltd.	138,059	3,505,347
FirstService Corp.	87,595	9,192,232
		12,697,579
Road and Rail — 0.5%
TFI International, Inc.	141,576	4,478,556
Semiconductors and Semiconductor Equipment — 3.8%
Entegris, Inc.	111,212	4,838,834
Inphi Corp.(1)	141,390	8,513,092
Lattice Semiconductor Corp.(1)	459,200	8,880,928
Monolithic Power Systems, Inc.	35,176	5,211,676
Silicon Laboratories, Inc.(1)	56,198	6,305,978
		33,750,508
Software — 9.8%
Avalara, Inc.(1)	113,308	9,232,336
Bottomline Technologies de, Inc.(1)	116,298	4,894,983

Coupa Software, Inc.(1)	74,484	10,108,224
Elastic NV(1)	36,101	3,567,862
Fair Isaac Corp.(1)	14,356	4,987,561
Five9, Inc.(1)	177,851	8,780,504
Globant SA(1)	81,889	8,680,234
Medallia, Inc.(1)	80,453	3,206,052
Paylocity Holding Corp.(1)	140,249	14,318,020
Rapid7, Inc.(1)	201,024	12,192,105
Zendesk, Inc.(1)	86,510	7,228,776
		87,196,657
Specialty Retail — 1.4%
Boot Barn Holdings, Inc.(1)	217,353	6,800,975
National Vision Holdings, Inc.(1)	177,137	5,595,758
		12,396,733
Textiles, Apparel and Luxury Goods — 0.3%
Canada Goose Holdings, Inc.(1)(2)	65,795	3,078,548
Thrifts and Mortgage Finance — 0.4%
LendingTree, Inc.(1)	11,187	3,608,255
Trading Companies and Distributors — 2.5%
H&E Equipment Services, Inc.	261,138	7,993,434
NOW, Inc.(1)	400,011	4,900,135
SiteOne Landscape Supply, Inc.(1)	129,240	9,546,959
		22,440,528
Water Utilities — 0.5%
SJW Group	61,926	4,018,378
TOTAL COMMON STOCKS (Cost $685,373,225)		851,812,136
TEMPORARY CASH INVESTMENTS — 3.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $29,535,283), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $28,951,081)		28,949,231
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $4,933,825), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $4,837,168)		4,837,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,390	11,390
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,797,621)		33,797,621
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,597,825)	12,597,825	12,597,825
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $731,768,671)		898,207,582
OTHER ASSETS AND LIABILITIES — (1.0)%		(8,803,676)
TOTAL NET ASSETS — 100.0%		$889,403,906

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	696,885	USD	531,750	Morgan Stanley	9/30/19	$(3,132)
CAD	2,388,370	USD	1,816,956	Morgan Stanley	9/30/19	(5,270)
CAD	4,163,476	USD	3,170,028	Morgan Stanley	9/30/19	(11,845)
USD	24,227,429	CAD	31,958,643	Morgan Stanley	9/30/19	(14,637)
USD	620,733	CAD	810,034	Morgan Stanley	9/30/19	6,286
USD	607,551	CAD	793,850	Morgan Stanley	9/30/19	5,380
USD	896,986	CAD	1,179,313	Morgan Stanley	9/30/19	2,425
USD	1,516,454	CAD	1,997,371	Morgan Stanley	9/30/19	1,358
USD	1,013,906	CAD	1,332,163	Morgan Stanley	9/30/19	3,401
						$(16,034)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,851,326. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $43,888,066, which includes securities collateral of $31,290,241.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	826,902,500	24,909,636	—
Temporary Cash Investments	11,390	33,786,231	—
Temporary Cash Investments - Securities Lending Collateral	12,597,825	—	—
	839,511,715	58,695,867	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,850	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	34,884	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2019

Select - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
Boeing Co. (The)	90,200	30,774,436
Auto Components — 1.0%
Aptiv plc	384,100	33,666,365
Banks — 0.8%
JPMorgan Chase & Co.	216,700	25,137,200
Beverages — 2.3%
Constellation Brands, Inc., Class A	202,100	39,777,322
Diageo plc	832,000	34,714,929
		74,492,251
Biotechnology — 4.6%
Biogen, Inc.(1)	177,400	42,189,268
Celgene Corp.(1)	390,800	35,898,888
Regeneron Pharmaceuticals, Inc.(1)	137,300	41,843,548
Vertex Pharmaceuticals, Inc.(1)	157,400	26,225,988
		146,157,692
Building Products — 1.0%
Allegion plc	323,600	33,505,544
Capital Markets — 1.6%
Cboe Global Markets, Inc.	278,600	30,453,766
MSCI, Inc.	92,000	20,906,080
		51,359,846
Chemicals — 1.4%
Sherwin-Williams Co. (The)	87,700	44,993,608
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	61,100	16,707,795
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.(1)	544,400	13,849,536
Electronic Equipment, Instruments and Components — 0.3%
Keyence Corp.	18,300	10,443,556
Entertainment — 3.7%
Electronic Arts, Inc.(1)	310,400	28,712,000
Walt Disney Co. (The)	621,100	88,823,511
		117,535,511
Equity Real Estate Investment Trusts (REITs) — 1.0%
Equinix, Inc.	63,100	31,682,510
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	130,200	35,887,026
Health Care Equipment and Supplies — 1.8%
Danaher Corp.	174,400	24,503,200
Stryker Corp.	157,800	33,103,284
		57,606,484
Health Care Providers and Services — 4.2%
UnitedHealth Group, Inc.	539,700	134,390,697

Hotels, Restaurants and Leisure — 1.2%
Starbucks Corp.	402,000	38,065,380
Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	90,900	33,055,785
Interactive Media and Services — 12.6%
Alphabet, Inc., Class A(1)	90,600	110,368,920
Alphabet, Inc., Class C(1)	138,600	168,631,848
Facebook, Inc., Class A(1)	647,600	125,783,348
		404,784,116
Internet and Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	106,300	198,438,714
IT Services — 12.5%
MasterCard, Inc., Class A	787,000	214,276,490
PayPal Holdings, Inc.(1)	1,109,400	122,477,760
Visa, Inc., Class A	361,900	64,418,200
		401,172,450
Machinery — 3.0%
FANUC Corp.	164,700	29,341,200
Graco, Inc.	1,045,900	50,286,872
Middleby Corp. (The)(1)	112,100	15,063,998
		94,692,070
Oil, Gas and Consumable Fuels — 1.1%
EOG Resources, Inc.	421,300	36,168,605
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	291,300	53,654,547
Professional Services — 4.0%
IHS Markit Ltd.(1)	895,400	57,681,668
Verisk Analytics, Inc.	455,200	69,062,944
		126,744,612
Road and Rail — 1.0%
Canadian Pacific Railway Ltd.	135,900	32,446,923
Semiconductors and Semiconductor Equipment — 4.8%
Analog Devices, Inc.	552,200	64,861,412
Maxim Integrated Products, Inc.	912,300	53,999,037
Texas Instruments, Inc.	272,900	34,115,229
		152,975,678
Software — 7.7%
Microsoft Corp.	1,181,100	160,948,497
Proofpoint, Inc.(1)	105,600	13,326,720
salesforce.com, Inc.(1)	463,800	71,657,100
		245,932,317
Specialty Retail — 5.6%
Home Depot, Inc. (The)	468,700	100,156,503
TJX Cos., Inc. (The)	1,474,200	80,432,352
		180,588,855
Technology Hardware, Storage and Peripherals — 8.0%
Apple, Inc.	1,197,500	255,115,400

Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	789,800	67,946,494
TOTAL COMMON STOCKS (Cost $1,360,172,870)		3,179,972,003
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $33,665,970), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $33,000,063)		32,997,955
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $5,627,956), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $5,514,191)		5,514,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,511,955)		38,511,955
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,398,684,825)		3,218,483,958
OTHER ASSETS AND LIABILITIES — (0.4)%		(11,281,769)
TOTAL NET ASSETS — 100.0%		$3,207,202,189

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Estee Lauder Cos., Inc. (The)	500	Call	$195.00	8/16/19	$9,209,500	$(63,104)	$(16,250)
Roper Technologies, Inc.	56	Call	$370.00	8/16/19	$2,036,440	(26,908)	(18,480)
						$(90,012)	$(34,730)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,407,206	USD	1,074,925	Morgan Stanley	9/30/19	$(7,496)
CAD	2,205,512	USD	1,682,900	Morgan Stanley	9/30/19	(9,920)
CAD	1,610,938	USD	1,234,652	Morgan Stanley	9/30/19	(12,683)
CAD	6,270,767	USD	4,817,964	Morgan Stanley	9/30/19	(61,306)
CAD	1,092,092	USD	834,054	Morgan Stanley	9/30/19	(5,653)
USD	31,119,543	CAD	41,002,798	Morgan Stanley	9/30/19	17,080
USD	879,079	CAD	1,147,268	Morgan Stanley	9/30/19	8,825
JPY	26,718,000	USD	247,522	Bank of America N.A.	9/30/19	(828)
JPY	31,567,500	USD	291,789	Bank of America N.A.	9/30/19	(319)
USD	5,560,250	JPY	593,103,000	Bank of America N.A.	9/30/19	83,984
USD	314,899	JPY	33,855,000	Bank of America N.A.	9/30/19	2,308
						$13,992

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,073,025,395	106,946,608	—
Temporary Cash Investments	—	38,511,955	—
	3,073,025,395	145,458,563	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	112,197	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	98,205	—
Written Options Contracts	34,730	—	—
	34,730	98,205	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2019

Ultra - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.6%
Boeing Co. (The)	595,000	203,002,100
Automobiles — 1.2%
Tesla, Inc.(1)	633,000	152,939,130
Banks — 2.4%
JPMorgan Chase & Co.	1,519,987	176,318,492
U.S. Bancorp	2,195,755	125,487,398
		301,805,890
Beverages — 1.5%
Constellation Brands, Inc., Class A	969,324	190,782,350
Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.(1)	453,140	51,336,231
Biogen, Inc.(1)	379,258	90,195,138
Bluebird Bio, Inc.(1)	301,437	39,557,577
Ionis Pharmaceuticals, Inc.(1)	732,904	48,269,057
Regeneron Pharmaceuticals, Inc.(1)	493,000	150,246,680
Sage Therapeutics, Inc.(1)	281,735	45,173,390
		424,778,073
Capital Markets — 0.9%
MSCI, Inc.	465,946	105,881,569
Chemicals — 1.2%
Ecolab, Inc.	755,000	152,306,150
Electrical Equipment — 1.2%
Acuity Brands, Inc.	1,106,000	148,447,320
Electronic Equipment, Instruments and Components — 1.1%
Cognex Corp.	762,456	33,555,689
Keyence Corp.	64,100	36,580,982
Yaskawa Electric Corp.	1,956,700	64,826,749
		134,963,420
Entertainment — 4.4%
Netflix, Inc.(1)	594,007	191,858,321
Walt Disney Co. (The)	2,493,251	356,559,825
		548,418,146
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	804,815	221,831,158
Health Care Equipment and Supplies — 4.2%
ABIOMED, Inc.(1)	186,000	51,812,160
Edwards Lifesciences Corp.(1)	445,259	94,773,378
IDEXX Laboratories, Inc.(1)	295,000	83,204,750
Intuitive Surgical, Inc.(1)	545,416	283,349,066
		513,139,354
Health Care Providers and Services — 3.4%
UnitedHealth Group, Inc.	1,706,168	424,852,894

Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	229,000	182,176,370
Starbucks Corp.	1,688,436	159,878,005
		342,054,375
Interactive Media and Services — 11.4%
Alphabet, Inc., Class A(1)	289,673	352,879,649
Alphabet, Inc., Class C(1)	352,661	429,075,585
Facebook, Inc., Class A(1)	2,652,835	515,260,142
Tencent Holdings Ltd.	2,248,900	105,181,911
		1,402,397,287
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	437,378	816,488,503
IT Services — 13.9%
MasterCard, Inc., Class A	2,398,646	653,079,346
PayPal Holdings, Inc.(1)	2,579,939	284,825,266
Square, Inc., Class A(1)	1,657,000	133,239,370
Visa, Inc., Class A	3,601,472	641,062,016
		1,712,205,998
Machinery — 2.7%
Cummins, Inc.	743,000	121,852,000
Donaldson Co., Inc.	706,307	35,280,035
Nordson Corp.	339,000	48,022,740
Wabtec Corp.	1,579,000	122,656,720
		327,811,495
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.	767,000	74,920,560
EOG Resources, Inc.	1,291,000	110,832,350
		185,752,910
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,109,000	204,266,710
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(1)	1,800,736	59,352,259
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	1,277,000	130,726,490
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	1,290,462	151,577,667
Applied Materials, Inc.	1,526,000	75,338,620
Maxim Integrated Products, Inc.	1,543,000	91,330,170
Xilinx, Inc.	933,000	106,557,930
		424,804,387
Software — 10.0%
DocuSign, Inc.(1)	2,043,000	105,663,960
Microsoft Corp.	4,532,000	617,575,640
New Relic, Inc.(1)	532,000	49,566,440
salesforce.com, Inc.(1)	1,602,000	247,509,000
Splunk, Inc.(1)	407,826	55,182,936
Tableau Software, Inc., Class A(1)	930,000	157,662,900
		1,233,160,876

Specialty Retail — 3.9%
Ross Stores, Inc.	1,434,284	152,077,132
TJX Cos., Inc. (The)	5,955,000	324,904,800
		476,981,932
Technology Hardware, Storage and Peripherals — 8.0%
Apple, Inc.	4,603,100	980,644,424
Textiles, Apparel and Luxury Goods — 2.5%
NIKE, Inc., Class B	2,473,549	212,799,420
Under Armour, Inc., Class C(1)	4,691,000	95,414,940
		308,214,360
TOTAL COMMON STOCKS (Cost $4,722,214,247)		12,128,009,560
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 2.19%, 8/1/19(2)	150,000,000	150,000,000
Repurchase Agreement, BMO Capital Markets Corp.(collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $58,889,832) in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $57,725,002)	57,721,314	57,721,314
Repurchase Agreement, Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $9,842,681) at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $9,645,335)	9,645,000	9,645,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,089	24,089
TOTAL TEMPORARY CASH INVESTMENTS (Cost $217,390,403)		217,390,403
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,939,604,650)		12,345,399,963
OTHER ASSETS AND LIABILITIES — (0.1)%		(8,304,219)
TOTAL NET ASSETS — 100.0%		$12,337,095,744

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	236,721,450	USD	2,193,043	Bank of America N.A.	9/30/19	$(7,335)
USD	35,558,632	JPY	3,792,982,375	Bank of America N.A.	9/30/19	537,088
USD	3,574,919	JPY	384,341,300	Bank of America N.A.	9/30/19	26,200
						$555,953

NOTES TO SCHEDULE OF INVESTMENTS
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,921,419,918	206,589,642	—
Temporary Cash Investments	24,089	217,366,314	—
	11,921,444,007	423,955,956	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	563,288	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,335	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
July 31, 2019

Adaptive Equity - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.3%
Boeing Co. (The)	818	279,085
Banks — 6.1%
CIT Group, Inc.	23,209	1,173,215
First Hawaiian, Inc.	82,563	2,209,386
Umpqua Holdings Corp.	92,159	1,609,096
Wells Fargo & Co.	20,029	969,604
		5,961,301
Biotechnology — 2.8%
AbbVie, Inc.	41,070	2,736,083
Building Products — 2.1%
Lennox International, Inc.	8,066	2,068,768
Capital Markets — 1.2%
Virtu Financial, Inc., Class A	54,303	1,177,289
Chemicals — 1.4%
LyondellBasell Industries NV, Class A	10,958	917,075
WR Grace & Co.	6,245	423,473
		1,340,548
Commercial Services and Supplies — 2.1%
Rollins, Inc.	63,009	2,112,692
Communications Equipment — 1.0%
EchoStar Corp., Class A(1)	22,517	1,024,974
Consumer Finance — 6.9%
Navient Corp.	211,800	2,996,970
OneMain Holdings, Inc.	92,201	3,821,731
		6,818,701
Containers and Packaging — 0.1%
AptarGroup, Inc.	1,139	137,842
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	90,211	3,071,684
Verizon Communications, Inc.	4,222	233,350
		3,305,034
Electric Utilities — 0.9%
Exelon Corp.	19,294	869,388
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	1,745	206,189
Jabil, Inc.	12,326	380,627
		586,816
Equity Real Estate Investment Trusts (REITs) — 1.8%
SBA Communications Corp.(1)	2,102	515,852
Simon Property Group, Inc.	8,025	1,301,655
		1,817,507
Health Care Equipment and Supplies — 3.2%
IDEXX Laboratories, Inc.(1)	11,307	3,189,139

Hotels, Restaurants and Leisure — 2.5%
Domino's Pizza, Inc.	10,053	2,458,260
Household Durables — 2.2%
NVR, Inc.(1)	658	2,200,444
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	29,900	502,021
NRG Energy, Inc.	10,518	359,085
		861,106
Insurance — 1.5%
Mercury General Corp.	25,994	1,474,120
Interactive Media and Services — 3.4%
Twitter, Inc.(1)	79,433	3,360,810
Internet and Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	1,528	2,852,440
IT Services — 7.5%
Booz Allen Hamilton Holding Corp.	4,259	292,806
International Business Machines Corp.	13,255	1,964,921
PayPal Holdings, Inc.(1)	7,941	876,687
VeriSign, Inc.(1)	8,535	1,801,653
Western Union Co. (The)	117,693	2,471,553
		7,407,620
Life Sciences Tools and Services — 2.3%
Mettler-Toledo International, Inc.(1)	3,050	2,308,088
Machinery — 3.4%
Toro Co. (The)	45,822	3,336,758
Media — 4.1%
AMC Networks, Inc., Class A(1)	22,465	1,199,182
Charter Communications, Inc., Class A(1)	6,021	2,320,373
Comcast Corp., Class A	12,007	518,342
		4,037,897
Metals and Mining — 0.4%
Southern Copper Corp.	11,881	425,221
Oil, Gas and Consumable Fuels — 4.8%
ConocoPhillips	25,464	1,504,413
Exxon Mobil Corp.	14,960	1,112,426
Occidental Petroleum Corp.	17,528	900,238
ONEOK, Inc.	12,142	850,911
Phillips 66	3,240	332,295
		4,700,283
Personal Products — 1.4%
Herbalife Nutrition Ltd.(1)	32,545	1,334,996
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	63,084	2,801,560
Pfizer, Inc.	68,796	2,672,037
		5,473,597
Road and Rail — 0.5%
Norfolk Southern Corp.	2,635	503,601
Semiconductors and Semiconductor Equipment — 5.4%
Broadcom, Inc.	8,669	2,513,923

Intel Corp.	55,449	2,802,947
		5,316,870
Software — 7.9%
Cadence Design Systems, Inc.(1)	14,318	1,058,243
Manhattan Associates, Inc.(1)	3,163	268,823
Microsoft Corp.	5,180	705,879
ServiceNow, Inc.(1)	11,440	3,173,342
VMware, Inc., Class A	15,053	2,626,598
		7,832,885
Specialty Retail — 1.0%
Foot Locker, Inc.	23,536	966,388
Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc.	3,035	646,576
HP, Inc.	63,964	1,345,803
		1,992,379
Tobacco — 4.7%
Altria Group, Inc.	56,864	2,676,589
Philip Morris International, Inc.	23,304	1,948,447
		4,625,036
Trading Companies and Distributors — 1.3%
Air Lease Corp.	30,731	1,284,248
TOTAL COMMON STOCKS (Cost $95,366,079)		98,178,214
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $366,018), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $358,779)		358,756
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,081	60,081
TOTAL TEMPORARY CASH INVESTMENTS (Cost $418,837)		418,837
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $95,784,916)		98,597,051
OTHER ASSETS AND LIABILITIES†		(18,102)
TOTAL NET ASSETS — 100.0%		$98,578,949

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	98,178,214	—	—
Temporary Cash Investments	60,081	358,756	—
	98,238,295	358,756	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2019

Capital Value - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.4%
Textron, Inc.	9,250	456,025
United Technologies Corp.	11,185	1,494,316
		1,950,341
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	6,195	740,117
Airlines — 0.7%
Alaska Air Group, Inc.	7,170	454,291
Southwest Airlines Co.	9,020	464,801
		919,092
Auto Components — 1.1%
Aptiv plc	4,170	365,501
BorgWarner, Inc.	13,315	503,307
Continental AG	4,655	643,922
		1,512,730
Banks — 15.5%
Bank of America Corp.	124,150	3,808,922
BB&T Corp.	28,610	1,474,273
Citigroup, Inc.	27,325	1,944,447
JPMorgan Chase & Co.	44,260	5,134,160
PNC Financial Services Group, Inc. (The)	11,535	1,648,352
U.S. Bancorp	52,470	2,998,660
Wells Fargo & Co.	82,190	3,978,818
		20,987,632
Beverages — 0.7%
PepsiCo, Inc.	7,630	975,190
Biotechnology — 1.2%
Amgen, Inc.	4,520	843,342
Gilead Sciences, Inc.	12,100	792,792
		1,636,134
Building Products — 1.1%
Johnson Controls International plc	35,895	1,523,384
Capital Markets — 4.0%
Ameriprise Financial, Inc.	4,820	701,358
Bank of New York Mellon Corp. (The)	9,475	444,567
BlackRock, Inc.	2,920	1,365,625
Goldman Sachs Group, Inc. (The)	3,100	682,403
Invesco Ltd.	43,220	829,392
Morgan Stanley	18,535	825,920
State Street Corp.	9,275	538,785
		5,388,050
Chemicals — 0.8%
Dow, Inc.	4,045	195,940
DuPont de Nemours, Inc.	8,855	638,977

LyondellBasell Industries NV, Class A	3,680	307,979
		1,142,896
Communications Equipment — 3.4%
Cisco Systems, Inc.	83,045	4,600,693
Containers and Packaging — 0.5%
Packaging Corp. of America	6,840	690,635
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	9,635	1,979,318
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	75,840	2,582,352
Verizon Communications, Inc.	49,010	2,708,783
		5,291,135
Electric Utilities — 3.1%
Edison International	8,460	630,608
Eversource Energy	15,595	1,183,037
Pinnacle West Capital Corp.	6,625	604,333
Xcel Energy, Inc.	30,635	1,826,152
		4,244,130
Electrical Equipment — 1.6%
Eaton Corp. plc	15,790	1,297,780
Hubbell, Inc.	6,315	820,192
		2,117,972
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	57,960	1,471,604
Schlumberger Ltd.	27,710	1,107,569
		2,579,173
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	3,110	658,138
Welltower, Inc.	5,700	473,784
Weyerhaeuser Co.	14,985	380,769
		1,512,691
Food and Staples Retailing — 1.8%
Walmart, Inc.	22,120	2,441,606
Food Products — 2.1%
Kellogg Co.	10,380	604,324
Mondelez International, Inc., Class A	43,040	2,302,209
		2,906,533
Health Care Equipment and Supplies — 5.8%
Abbott Laboratories	25,595	2,229,324
Medtronic plc	33,690	3,434,359
Zimmer Biomet Holdings, Inc.	16,265	2,197,889
		7,861,572
Health Care Providers and Services — 4.5%
Anthem, Inc.	3,860	1,137,194
Cardinal Health, Inc.	9,860	450,898
CVS Health Corp.	22,058	1,232,380
HCA Healthcare, Inc.	13,310	1,777,018
McKesson Corp.	5,645	784,373

Quest Diagnostics, Inc.	6,770	691,082
		6,072,945
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	8,860	418,458
Household Products — 3.0%
Kimberly-Clark Corp.	5,735	777,953
Procter & Gamble Co. (The)	28,235	3,332,859
		4,110,812
Industrial Conglomerates — 0.7%
Siemens AG	8,805	966,557
Insurance — 4.4%
Allstate Corp. (The)	7,070	759,318
Chubb Ltd.	20,525	3,137,041
MetLife, Inc.	23,980	1,185,091
Prudential Financial, Inc.	8,370	847,965
		5,929,415
Machinery — 1.7%
IMI plc	48,455	608,338
Ingersoll-Rand plc	8,820	1,090,681
Stanley Black & Decker, Inc.	3,620	534,276
		2,233,295
Multi-Utilities — 0.5%
WEC Energy Group, Inc.	7,880	673,425
Multiline Retail — 0.7%
Target Corp.	10,570	913,248
Oil, Gas and Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	24,245	1,785,887
Chevron Corp.	34,030	4,189,433
ConocoPhillips	14,410	851,343
Exxon Mobil Corp.	21,485	1,597,624
Noble Energy, Inc.	42,840	945,907
Royal Dutch Shell plc, Class B ADR	22,000	1,396,340
TOTAL SA	54,160	2,806,401
		13,572,935
Pharmaceuticals — 8.8%
Johnson & Johnson	30,330	3,949,572
Merck & Co., Inc.	41,920	3,478,941
Pfizer, Inc.	96,590	3,751,556
Roche Holding AG	2,590	693,484
		11,873,553
Road and Rail — 0.6%
Union Pacific Corp.	4,650	836,767
Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	17,150	846,696
Intel Corp.	39,220	1,982,571
Microchip Technology, Inc.	4,340	409,783
QUALCOMM, Inc.	14,790	1,082,036
		4,321,086

Software — 2.7%
Oracle Corp. (New York)	65,980	3,714,674
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	7,130	1,074,063
AutoZone, Inc.(1)	690	774,898
Lowe's Cos., Inc.	4,055	411,177
		2,260,138
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	4,650	990,636
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	3,265	340,311
Tapestry, Inc.	14,770	456,836
		797,147
TOTAL COMMON STOCKS (Cost $80,650,253)		132,686,115
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $2,544,150), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $2,493,827)		2,493,668
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $424,469), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $416,014)		416,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,621	1,621
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,911,289)		2,911,289
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $83,561,542)		135,597,404
OTHER ASSETS AND LIABILITIES†		50,529
TOTAL NET ASSETS — 100.0%		$135,647,933

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	14,711	USD	15,195	UBS AG	9/30/19	$(326)
CHF	22,170	USD	22,683	UBS AG	9/30/19	(274)
CHF	16,680	USD	17,049	UBS AG	9/30/19	(190)
CHF	14,815	USD	15,117	UBS AG	9/30/19	(143)
USD	596,956	CHF	581,507	UBS AG	9/30/19	9,194
USD	16,732	CHF	16,369	UBS AG	9/30/19	187
USD	18,043	CHF	17,612	UBS AG	9/30/19	242
EUR	234,147	USD	265,237	Credit Suisse AG	9/30/19	(4,794)
EUR	344,879	USD	391,008	Credit Suisse AG	9/30/19	(7,397)
EUR	90,626	USD	101,369	Credit Suisse AG	9/30/19	(565)
USD	4,431,504	EUR	3,885,410	Credit Suisse AG	9/30/19	109,740
GBP	36,418	USD	45,739	JPMorgan Chase Bank N.A.	9/30/19	(1,322)
GBP	114,235	USD	142,635	JPMorgan Chase Bank N.A.	9/30/19	(3,309)
GBP	32,279	USD	40,486	JPMorgan Chase Bank N.A.	9/30/19	(1,117)
USD	1,851,436	GBP	1,455,108	JPMorgan Chase Bank N.A.	9/30/19	76,717
USD	44,557	GBP	36,338	JPMorgan Chase Bank N.A.	9/30/19	238
						$176,881

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	126,967,413	5,718,702	—
Temporary Cash Investments	1,621	2,909,668	—
	126,969,034	8,628,370	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	196,318	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,437	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
July 31, 2019

Sustainable Equity - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.5%
Boeing Co. (The)	3,469	1,183,553
Lockheed Martin Corp.	9,851	3,567,737
		4,751,290
Air Freight and Logistics — 0.4%
Expeditors International of Washington, Inc.	17,366	1,325,894
Airlines — 1.0%
Delta Air Lines, Inc.	52,153	3,183,419
Banks — 6.2%
Bank of America Corp.	365,693	11,219,461
Citigroup, Inc.	19,162	1,363,568
JPMorgan Chase & Co.	46,632	5,409,312
SVB Financial Group(1)	7,969	1,848,569
		19,840,910
Beverages — 1.7%
PepsiCo, Inc.	41,832	5,346,548
Biotechnology — 2.1%
AbbVie, Inc.	17,237	1,148,329
Amgen, Inc.	11,478	2,141,565
Biogen, Inc.(1)	8,747	2,080,211
Vertex Pharmaceuticals, Inc.(1)	7,843	1,306,801
		6,676,906
Building Products — 0.3%
Johnson Controls International plc	23,714	1,006,422
Capital Markets — 1.4%
Ameriprise Financial, Inc.	9,617	1,399,370
BlackRock, Inc.	2,812	1,315,116
Morgan Stanley	41,709	1,858,553
		4,573,039
Chemicals — 1.7%
Dow, Inc.	32,413	1,570,086
Ecolab, Inc.	5,391	1,087,526
Sherwin-Williams Co. (The)	5,390	2,765,286
		5,422,898
Communications Equipment — 3.1%
Cisco Systems, Inc.	129,784	7,190,034
Motorola Solutions, Inc.	16,449	2,729,876
		9,919,910
Consumer Finance — 0.7%
American Express Co.	17,277	2,148,740
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	31,340	1,732,162
Electric Utilities — 1.9%
NextEra Energy, Inc.	29,394	6,089,555

Electrical Equipment — 0.4%
Eaton Corp. plc	16,835	1,383,669
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	6,090	719,594
Entertainment — 2.1%
Netflix, Inc.(1)	5,611	1,812,297
Walt Disney Co. (The)	32,974	4,715,612
		6,527,909
Equity Real Estate Investment Trusts (REITs) — 3.5%
Prologis, Inc.	104,344	8,411,170
SBA Communications Corp.(1)	10,486	2,573,369
		10,984,539
Food and Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	32,250	1,757,302
Food Products — 0.8%
Beyond Meat, Inc.(1)(2)	796	156,422
Mondelez International, Inc., Class A	44,951	2,404,429
		2,560,851
Health Care Equipment and Supplies — 2.5%
Baxter International, Inc.	30,632	2,572,169
Edwards Lifesciences Corp.(1)	19,692	4,191,442
ResMed, Inc.	8,436	1,085,713
		7,849,324
Health Care Providers and Services — 2.6%
CVS Health Corp.	25,382	1,418,092
Humana, Inc.	5,315	1,577,226
Quest Diagnostics, Inc.	10,637	1,085,825
UnitedHealth Group, Inc.	16,349	4,071,065
		8,152,208
Hotels, Restaurants and Leisure — 2.4%
Royal Caribbean Cruises Ltd.	30,528	3,551,628
Starbucks Corp.	42,208	3,996,675
		7,548,303
Household Products — 2.8%
Procter & Gamble Co. (The)	74,164	8,754,319
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	5,708	984,402
Insurance — 5.0%
Aflac, Inc.	30,913	1,627,260
Progressive Corp. (The)	39,112	3,167,290
Prudential Financial, Inc.	58,028	5,878,817
Travelers Cos., Inc. (The)	36,380	5,334,035
		16,007,402
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A(1)	5,615	6,840,193
Alphabet, Inc., Class C(1)	2,638	3,209,602
Facebook, Inc., Class A(1)	31,270	6,073,572
		16,123,367

Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	6,056	11,305,220
IT Services — 6.8%
Accenture plc, Class A	31,710	6,106,712
MasterCard, Inc., Class A	11,936	3,249,814
PayPal Holdings, Inc.(1)	26,042	2,875,037
Visa, Inc., Class A	52,655	9,372,590
		21,604,153
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	39,737	2,758,145
Illumina, Inc.(1)	3,435	1,028,370
		3,786,515
Machinery — 2.7%
Caterpillar, Inc.	14,895	1,961,225
Cummins, Inc.	17,252	2,829,328
Ingersoll-Rand plc	17,284	2,137,339
Parker-Hannifin Corp.	8,934	1,564,165
		8,492,057
Media — 1.4%
Comcast Corp., Class A	83,489	3,604,220
Discovery, Inc., Class A(1)(2)	31,179	945,036
		4,549,256
Multiline Retail — 0.6%
Target Corp.	22,349	1,930,954
Oil, Gas and Consumable Fuels — 3.9%
ConocoPhillips	96,527	5,702,815
Devon Energy Corp.	47,054	1,270,458
ONEOK, Inc.	32,889	2,304,861
Phillips 66	19,859	2,036,739
Valero Energy Corp.	11,943	1,018,141
		12,333,014
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	5,953	1,096,483
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	27,925	1,240,149
Merck & Co., Inc.	64,734	5,372,275
Novo Nordisk A/S, B Shares	47,125	2,261,842
Zoetis, Inc.	30,428	3,495,873
		12,370,139
Professional Services — 1.1%
IHS Markit Ltd.(1)	43,423	2,797,310
Robert Half International, Inc.	9,849	594,978
		3,392,288
Road and Rail — 1.6%
Norfolk Southern Corp.	16,099	3,076,841
Union Pacific Corp.	11,363	2,044,772
		5,121,613
Semiconductors and Semiconductor Equipment — 4.4%
Applied Materials, Inc.	17,966	886,981

ASML Holding NV	14,020	3,109,716
Broadcom, Inc.	14,910	4,323,751
Intel Corp.	55,357	2,798,296
NVIDIA Corp.	8,129	1,371,525
Texas Instruments, Inc.	11,898	1,487,369
		13,977,638
Software — 7.0%
Adobe, Inc.(1)	6,766	2,022,087
Microsoft Corp.	124,580	16,976,517
Palo Alto Networks, Inc.(1)	3,684	834,573
salesforce.com, Inc.(1)	15,460	2,388,570
		22,221,747
Specialty Retail — 3.6%
Best Buy Co., Inc.	10,881	832,723
Home Depot, Inc. (The)	33,433	7,144,298
TJX Cos., Inc. (The)	64,191	3,502,261
		11,479,282
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	53,807	11,463,043
HP, Inc.	82,401	1,733,717
		13,196,760
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	40,352	3,471,482
VF Corp.	14,787	1,292,236
		4,763,718
TOTAL COMMON STOCKS (Cost $230,085,348)		312,991,719
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI KLD 400 Social ETF (Cost $3,356,010)	32,986	3,677,609
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $925,645), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $907,336)		907,278
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $154,806), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $151,005)		151,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	953	953
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,059,231)		1,059,231
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $84,611)	84,611	84,611
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $234,585,200)		317,813,170
OTHER ASSETS AND LIABILITIES — (0.1)%		(313,349)
TOTAL NET ASSETS — 100.0%		$317,499,821

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	64,828	USD	73,421	Credit Suisse AG	9/30/19	$(1,312)
USD	2,424,529	EUR	2,125,754	Credit Suisse AG	9/30/19	60,040
USD	72,571	EUR	63,875	Credit Suisse AG	9/30/19	1,522
USD	76,163	EUR	66,974	Credit Suisse AG	9/30/19	1,668
USD	135,595	EUR	120,123	Credit Suisse AG	9/30/19	1,981
USD	73,936	EUR	65,544	Credit Suisse AG	9/30/19	1,031
USD	85,360	EUR	76,269	Credit Suisse AG	9/30/19	526
						$65,456

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,101,458. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,126,147, which includes securities collateral of $1,041,536.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	307,620,161	5,371,558	—
Exchange-Traded Funds	3,677,609	—	—
Temporary Cash Investments	953	1,058,278	—
Temporary Cash Investments - Securities Lending Collateral	84,611	—	—
	311,383,334	6,429,836	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	66,768	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,312	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2019

All Cap Growth - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.4%
Boeing Co. (The)	22,638	7,723,633
Lockheed Martin Corp.	59,663	21,608,149
		29,331,782
Airlines — 1.0%
Delta Air Lines, Inc.	200,110	12,214,714
Beverages — 0.1%
Constellation Brands, Inc., Class A	7,990	1,572,592
Biotechnology — 1.4%
Biogen, Inc.(1)	22,851	5,434,425
BioMarin Pharmaceutical, Inc.(1)	9,972	790,979
Exelixis, Inc.(1)	137,656	2,927,943
Vertex Pharmaceuticals, Inc.(1)	47,124	7,851,801
		17,005,148
Capital Markets — 1.3%
Charles Schwab Corp. (The)	318,646	13,771,880
SEI Investments Co.	25,541	1,521,988
		15,293,868
Chemicals — 1.1%
Dow, Inc.	285,787	13,843,522
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	31,625	8,647,856
Consumer Finance — 0.6%
American Express Co.	58,098	7,225,648
Electrical Equipment — 0.2%
AMETEK, Inc.	23,169	2,076,174
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	108,368	12,804,763
Entertainment — 4.7%
Liberty Media Corp-Liberty Formula One, Class C(1)	76,282	3,003,985
Netflix, Inc.(1)	48,928	15,803,255
Take-Two Interactive Software, Inc.(1)	68,119	8,345,940
Walt Disney Co. (The)	205,216	29,347,940
		56,501,120
Equity Real Estate Investment Trusts (REITs) — 2.1%
Crown Castle International Corp.	45,520	6,065,995
Equity Residential	36,666	2,892,581
SBA Communications Corp.	65,443	16,060,367
		25,018,943
Food and Staples Retailing — 0.9%
Walmart, Inc.	93,096	10,275,936
Food Products — 0.5%
Beyond Meat, Inc.(1)(2)	3,155	619,989

Mondelez International, Inc., Class A	96,093	5,140,015
		5,760,004
Health Care Equipment and Supplies — 4.1%
ABIOMED, Inc.(1)	6,876	1,915,379
Baxter International, Inc.	228,498	19,186,977
Boston Scientific Corp.(1)	145,305	6,169,650
Edwards Lifesciences Corp.(1)	34,378	7,317,357
IDEXX Laboratories, Inc.(1)	8,347	2,354,271
Intuitive Surgical, Inc.(1)	14,006	7,276,257
Penumbra, Inc.(1)(2)	28,216	4,729,002
		48,948,893
Health Care Providers and Services — 2.9%
Quest Diagnostics, Inc.	33,721	3,442,240
UnitedHealth Group, Inc.	128,144	31,909,137
		35,351,377
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	5,544	4,410,418
Darden Restaurants, Inc.	52,818	6,420,556
Domino's Pizza, Inc.	41,044	10,036,490
Las Vegas Sands Corp.	117,246	7,086,348
Royal Caribbean Cruises Ltd.	189,923	22,095,642
		50,049,454
Household Products — 1.1%
Church & Dwight Co., Inc.	54,975	4,147,314
Procter & Gamble Co. (The)	81,285	9,594,881
		13,742,195
Insurance — 1.0%
Progressive Corp. (The)	155,993	12,632,313
Interactive Media and Services — 12.5%
Alphabet, Inc., Class A(1)	75,495	91,968,009
Facebook, Inc., Class A(1)	267,589	51,973,811
Twitter, Inc.(1)	150,809	6,380,729
		150,322,549
Internet and Direct Marketing Retail — 7.9%
Amazon.com, Inc.(1)	48,573	90,675,105
Booking Holdings, Inc.(1)	2,234	4,214,687
		94,889,792
IT Services — 9.4%
Fastly, Inc., Class A(1)	82,893	1,798,778
MasterCard, Inc., Class A	205,084	55,838,221
PayPal Holdings, Inc.(1)	187,761	20,728,815
VeriSign, Inc.(1)	11,159	2,355,553
Visa, Inc., Class A	182,931	32,561,718
		113,283,085
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	87,296	6,059,215
Bio-Techne Corp.	14,406	3,027,421
Illumina, Inc.(1)	18,446	5,522,364
		14,609,000

Machinery — 1.5%
Cummins, Inc.	92,441	15,160,324
Ingersoll-Rand plc	26,425	3,267,716
		18,428,040
Multiline Retail — 0.9%
Target Corp.	125,840	10,872,576
Oil, Gas and Consumable Fuels — 0.3%
Concho Resources, Inc.	41,431	4,046,980
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	39,513	7,277,899
Pharmaceuticals — 3.4%
Merck & Co., Inc.	284,795	23,635,137
Novo Nordisk A/S, B Shares	228,943	10,988,497
Zoetis, Inc.	50,316	5,780,805
		40,404,439
Road and Rail — 2.8%
Lyft, Inc., Class A(2)	52,749	3,210,832
Union Pacific Corp.	172,568	31,053,611
		34,264,443
Semiconductors and Semiconductor Equipment — 5.5%
Analog Devices, Inc.	62,020	7,284,869
Applied Materials, Inc.	254,399	12,559,679
ASML Holding NV	80,010	17,746,674
Broadcom, Inc.	100,682	29,196,773
		66,787,995
Software — 11.8%
Adobe, Inc.(1)	58,943	17,615,705
Microsoft Corp.	687,341	93,663,958
Pagerduty, Inc.(1)(2)	52,686	2,328,721
Palo Alto Networks, Inc.(1)	42,283	9,578,791
salesforce.com, Inc.(1)	112,951	17,450,929
Zoom Video Communications, Inc., Class A(1)(2)	12,756	1,218,326
		141,856,430
Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	5,291	956,348
Home Depot, Inc. (The)	90,613	19,363,092
TJX Cos., Inc. (The)	336,787	18,375,099
		38,694,539
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	290,948	61,983,562
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	264,823	22,782,723
Tapestry, Inc.	185,924	5,750,629
		28,533,352
TOTAL COMMON STOCKS (Cost $725,908,734)		1,204,550,983
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $1,194,074), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $1,170,456)		1,170,381

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $199,750), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $195,007)		195,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,370	1,370
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,366,751)		1,366,751
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,529,314)	6,529,314	6,529,314
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $733,804,799)		1,212,447,048
OTHER ASSETS AND LIABILITIES — (0.4)%		(5,292,099)
TOTAL NET ASSETS — 100.0%		$1,207,154,949

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	391,729	USD	443,649	Credit Suisse AG	9/30/19	$(7,926)
USD	14,650,325	EUR	12,844,965	Credit Suisse AG	9/30/19	362,795
USD	438,511	EUR	385,968	Credit Suisse AG	9/30/19	9,196
USD	460,218	EUR	404,691	Credit Suisse AG	9/30/19	10,078
USD	819,340	EUR	725,851	Credit Suisse AG	9/30/19	11,972
USD	446,760	EUR	396,050	Credit Suisse AG	9/30/19	6,232
USD	515,792	EUR	460,858	Credit Suisse AG	9/30/19	3,177
						$395,524

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,168,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $9,370,942, which includes securities collateral of $2,841,628.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,175,815,812	28,735,171	—
Temporary Cash Investments	1,370	1,365,381	—
Temporary Cash Investments - Securities Lending Collateral	6,529,314	—	—
	1,182,346,496	30,100,552	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	403,450	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,926	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2019

Growth - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 3.1%
Boeing Co. (The)	151,017	51,523,981
Lockheed Martin Corp.	549,367	198,964,246
		250,488,227
Airlines — 1.1%
Delta Air Lines, Inc.	1,482,234	90,475,563
Biotechnology — 1.7%
Biogen, Inc.(1)	252,777	60,115,426
Exelixis, Inc.(1)	895,176	19,040,393
Vertex Pharmaceuticals, Inc.(1)	333,790	55,616,090
		134,771,909
Capital Markets — 1.2%
Charles Schwab Corp. (The)	2,215,747	95,764,585
Chemicals — 1.3%
Dow, Inc.	2,112,091	102,309,688
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	214,888	58,761,124
Consumer Finance — 0.6%
American Express Co.	393,011	48,878,778
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	789,848	93,328,440
Entertainment — 5.0%
Liberty Media Corp-Liberty Formula One, Class C(1)	593,366	23,366,753
Netflix, Inc.(1)	328,153	105,990,137
Take-Two Interactive Software, Inc.(1)	545,941	66,888,692
Walt Disney Co. (The)	1,505,023	215,233,339
		411,478,921
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity Residential	936,030	73,843,407
SBA Communications Corp.(1)	655,536	160,875,090
		234,718,497
Food and Staples Retailing — 0.9%
Walmart, Inc.	670,338	73,991,908
Food Products — 0.5%
Beyond Meat, Inc.(1)(2)	21,512	4,227,323
Mondelez International, Inc., Class A	633,654	33,894,153
		38,121,476
Health Care Equipment and Supplies — 4.8%
ABIOMED, Inc.(1)	47,400	13,203,744
Baxter International, Inc.	1,673,978	140,563,933
Boston Scientific Corp.(1)	2,343,784	99,517,068
Edwards Lifesciences Corp.(1)	229,660	48,883,131
IDEXX Laboratories, Inc.(1)	55,615	15,686,211
Intuitive Surgical, Inc.(1)	94,615	49,153,439

Penumbra, Inc.(1)(2)	159,367	26,709,909
		393,717,435
Health Care Providers and Services — 2.9%
Quest Diagnostics, Inc.	220,505	22,509,150
UnitedHealth Group, Inc.	855,665	213,069,142
		235,578,292
Hotels, Restaurants and Leisure — 4.4%
Chipotle Mexican Grill, Inc.(1)	57,591	45,815,368
Darden Restaurants, Inc.	390,657	47,488,265
Domino's Pizza, Inc.	273,622	66,908,788
Las Vegas Sands Corp.	780,905	47,197,898
Royal Caribbean Cruises Ltd.	1,267,878	147,504,927
		354,915,246
Household Products — 1.1%
Church & Dwight Co., Inc.	373,670	28,189,665
Procter & Gamble Co. (The)	547,205	64,592,078
		92,781,743
Insurance — 1.1%
Progressive Corp. (The)	1,084,231	87,801,026
Interactive Media and Services — 12.8%
Alphabet, Inc., Class A(1)	539,359	657,047,134
Facebook, Inc., Class A(1)	1,787,167	347,121,446
Twitter, Inc.(1)	1,014,580	42,926,880
		1,047,095,460
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	290,452	542,209,985
IT Services — 8.8%
Fastly, Inc., Class A(1)(2)	551,581	11,969,308
PayPal Holdings, Inc.(1)	1,948,075	215,067,480
VeriSign, Inc.(1)	192,946	40,728,971
Visa, Inc., Class A	2,506,851	446,219,478
		713,985,237
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	583,417	40,494,974
Illumina, Inc.(1)	123,238	36,894,992
		77,389,966
Machinery — 1.5%
Cummins, Inc.	726,007	119,065,148
Multiline Retail — 0.9%
Target Corp.	844,149	72,934,474
Oil, Gas and Consumable Fuels — 0.3%
Concho Resources, Inc.	278,849	27,237,970
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	264,269	48,675,707
Pharmaceuticals — 3.5%
Merck & Co., Inc.	1,958,146	162,506,536
Novo Nordisk A/S, B Shares	1,829,724	87,820,620
Zoetis, Inc.	336,354	38,643,711
		288,970,867

Road and Rail — 2.8%
Lyft, Inc., Class A(1)(2)	382,929	23,308,888
Union Pacific Corp.	1,155,242	207,885,798
		231,194,686
Semiconductors and Semiconductor Equipment — 5.4%
Analog Devices, Inc.	413,629	48,584,862
Applied Materials, Inc.	1,687,501	83,311,925
ASML Holding NV	540,187	119,816,553
Broadcom, Inc.	650,885	188,750,141
		440,463,481
Software — 11.7%
Microsoft Corp.	5,487,327	747,758,051
Pagerduty, Inc.(1)(2)	357,545	15,803,489
Palo Alto Networks, Inc.(1)	284,119	64,364,318
salesforce.com, Inc.(1)	746,588	115,347,846
Zoom Video Communications, Inc., Class A(1)(2)	85,100	8,127,901
		951,401,605
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	2,662,620	145,272,547
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	1,945,804	414,534,084
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	1,813,775	156,039,063
Tapestry, Inc.	1,250,812	38,687,615
		194,726,678
TOTAL COMMON STOCKS (Cost $5,002,168,640)		8,113,040,753
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $45,528,532), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $44,627,986)		44,625,135
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $7,610,475), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $7,457,259)		7,457,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,638	17,638
TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,099,773)		52,099,773
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $46,890,374)	46,890,374	46,890,374
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $5,101,158,787)		8,212,030,900
OTHER ASSETS AND LIABILITIES — (0.7)%		(57,959,797)
TOTAL NET ASSETS — 100.0%		$8,154,071,103

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,497,825	USD	2,828,886	Credit Suisse AG	9/30/19	$(50,541)
USD	5,224,450	EUR	4,628,322	Credit Suisse AG	9/30/19	76,340
USD	2,848,723	EUR	2,525,374	Credit Suisse AG	9/30/19	39,735
USD	3,288,900	EUR	2,938,617	Credit Suisse AG	9/30/19	20,259
USD	93,416,489	EUR	81,904,774	Credit Suisse AG	9/30/19	2,313,327
USD	2,796,125	EUR	2,461,092	Credit Suisse AG	9/30/19	58,638
USD	2,934,540	EUR	2,580,473	Credit Suisse AG	9/30/19	64,264
						$2,522,022

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $74,580,129. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $76,195,576, which includes securities collateral of $29,305,202.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,905,403,580	207,637,173	—
Temporary Cash Investments	17,638	52,082,135	—
Temporary Cash Investments - Securities Lending Collateral	46,890,374	—	—
	7,952,311,592	259,719,308	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,572,563	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	50,541	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2019

Heritage - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	433,005	89,891,838
Auto Components — 1.1%
Aptiv plc	631,533	55,353,867
Beverages — 1.8%
Brown-Forman Corp., Class B	425,163	23,303,184
Constellation Brands, Inc., Class A	321,059	63,190,832
		86,494,016
Biotechnology — 2.7%
Exact Sciences Corp.(1)	411,810	47,403,449
Immunomedics, Inc.(1)(2)	2,302,186	33,957,244
Sarepta Therapeutics, Inc.(1)	331,946	49,410,162
		130,770,855
Building Products — 0.6%
Trex Co., Inc.(1)	349,537	28,574,650
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	1,144,341	95,975,880
MSCI, Inc.	290,236	65,953,229
S&P Global, Inc.	300,754	73,669,692
		235,598,801
Chemicals — 1.0%
Eastman Chemical Co.	630,655	47,519,854
Commercial Services and Supplies — 1.1%
Waste Management, Inc.	449,860	52,633,620
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	83,619	22,865,616
Construction and Engineering — 1.4%
Jacobs Engineering Group, Inc.	820,044	67,661,830
Construction Materials — 1.5%
Vulcan Materials Co.	520,465	72,006,333
Containers and Packaging — 1.3%
Ball Corp.	873,382	62,429,345
Distributors — 0.9%
LKQ Corp.(1)	1,703,419	45,873,074
Electrical Equipment — 2.3%
AMETEK, Inc.	1,262,589	113,140,600
Electronic Equipment, Instruments and Components — 3.2%
CDW Corp.	694,584	82,072,045
Keysight Technologies, Inc.(1)	821,119	73,506,573
		155,578,618
Entertainment — 1.7%
Take-Two Interactive Software, Inc.(1)	653,186	80,028,349
Equity Real Estate Investment Trusts (REITs) — 3.0%
SBA Communications Corp.(1)	595,248	146,079,812

Health Care Equipment and Supplies — 5.3%
DexCom, Inc.(1)	201,332	31,582,951
Haemonetics Corp.(1)	617,000	75,323,360
Insulet Corp.(1)(2)	272,002	33,439,926
Masimo Corp.(1)	379,878	59,963,742
ResMed, Inc.	428,838	55,191,451
		255,501,430
Health Care Providers and Services — 3.7%
Centene Corp.(1)	938,472	48,885,006
Covetrus, Inc.(1)	1,392,293	32,955,575
Encompass Health Corp.	1,507,259	96,223,415
		178,063,996
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	37,068	29,488,706
Domino's Pizza, Inc.	97,996	23,962,962
Planet Fitness, Inc., Class A(1)	671,918	52,853,070
Red Rock Resorts, Inc., Class A	710,231	14,801,214
Wynn Resorts Ltd.	310,538	40,391,678
		161,497,630
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	139,410	50,696,447
Interactive Media and Services — 3.5%
Pinterest, Inc., Class A(1)	1,441,694	41,794,709
Twitter, Inc.(1)	3,039,004	128,580,259
		170,374,968
Internet and Direct Marketing Retail — 1.2%
Expedia Group, Inc.	431,430	57,268,018
IT Services — 11.6%
Booz Allen Hamilton Holding Corp.	1,603,252	110,223,575
Fiserv, Inc.(1)	2,085,298	219,852,968
FleetCor Technologies, Inc.(1)	464,553	132,012,026
Square, Inc., Class A(1)	1,183,436	95,160,089
		557,248,658
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	332,606	23,086,183
Bruker Corp.	1,167,644	55,871,765
		78,957,948
Machinery — 3.1%
Ingersoll-Rand plc	807,330	99,834,428
Parker-Hannifin Corp.	292,461	51,204,072
		151,038,500
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.	233,891	22,846,473
Pharmaceuticals — 0.9%
Catalent, Inc.(1)	746,407	42,164,531
Professional Services — 2.9%
IHS Markit Ltd.(1)	893,907	57,585,489
Verisk Analytics, Inc.	544,982	82,684,669
		140,270,158

Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	421,829	43,182,635
Semiconductors and Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	3,112,689	94,781,380
Applied Materials, Inc.	1,805,403	89,132,746
Marvell Technology Group Ltd.	2,941,686	77,248,674
Xilinx, Inc.	198,666	22,689,644
		283,852,444
Software — 12.1%
Atlassian Corp. plc, Class A(1)	482,820	67,652,738
Autodesk, Inc.(1)	425,563	66,460,174
Cadence Design Systems, Inc.(1)	1,238,393	91,529,627
Coupa Software, Inc.(1)	270,991	36,776,188
Palo Alto Networks, Inc.(1)	355,485	80,531,572
PTC, Inc.(1)	701,037	47,516,288
RingCentral, Inc., Class A(1)	379,755	53,917,615
ServiceNow, Inc.(1)	163,912	45,467,550
Splunk, Inc.(1)	354,617	47,983,226
Workday, Inc., Class A(1)	224,764	44,948,305
		582,783,283
Specialty Retail — 8.2%
Advance Auto Parts, Inc.	312,569	47,085,394
Burlington Stores, Inc.(1)	540,972	97,780,689
Five Below, Inc.(1)	369,608	43,414,156
Floor & Decor Holdings, Inc., Class A(1)(2)	950,103	37,196,532
O'Reilly Automotive, Inc.(1)	142,715	54,340,163
Tractor Supply Co.	655,159	71,287,851
Ulta Beauty, Inc.(1)	124,496	43,480,228
		394,585,013
Textiles, Apparel and Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	215,971	41,269,898
TOTAL COMMON STOCKS (Cost $3,688,553,334)		4,704,103,108
EXCHANGE-TRADED FUNDS — 1.1%
SPDR S&P Oil & Gas Exploration & Production ETF(2)	1,097,063	27,459,487
SPDR S&P Regional Banking ETF(2)	438,424	24,174,699
TOTAL EXCHANGE-TRADED FUNDS (Cost $58,395,791)		51,634,186
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $52,174,963), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $51,142,952)		51,139,685
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $8,719,088), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $8,546,297)		8,546,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	5,319	5,319
TOTAL TEMPORARY CASH INVESTMENTS (Cost $59,691,004)		59,691,004
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $46,648,758)	46,648,758	46,648,758
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $3,853,288,887)		4,862,077,056
OTHER ASSETS AND LIABILITIES — (0.9)%		(44,209,191)
TOTAL NET ASSETS — 100.0%		$4,817,867,865

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $66,459,626. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $68,167,863, which includes securities collateral of $21,519,105.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,704,103,108	—	—
Exchange-Traded Funds	51,634,186	—	—
Temporary Cash Investments	5,319	59,685,685	—
Temporary Cash Investments - Securities Lending Collateral	46,648,758	—	—
	4,802,391,371	59,685,685	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2019

NT Growth - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 3.1%
Boeing Co. (The)	20,017	6,829,400
Lockheed Martin Corp.	73,274	26,537,645
		33,367,045
Airlines — 1.1%
Delta Air Lines, Inc.	200,885	12,262,020
Biotechnology — 1.6%
Biogen, Inc.(1)	32,916	7,828,083
Exelixis, Inc.(1)	129,505	2,754,571
Vertex Pharmaceuticals, Inc.(1)	44,206	7,365,604
		17,948,258
Capital Markets — 1.1%
Charles Schwab Corp. (The)	288,665	12,476,101
Chemicals — 1.3%
Dow, Inc.	288,790	13,988,988
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	29,075	7,950,559
Consumer Finance — 0.6%
American Express Co.	54,751	6,809,382
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	107,445	12,695,701
Entertainment — 5.1%
Liberty Media Corp-Liberty Formula One, Class C(1)	84,973	3,346,237
Netflix, Inc.(1)	43,709	14,117,570
Take-Two Interactive Software, Inc.(1)	72,466	8,878,534
Walt Disney Co. (The)	202,200	28,916,622
		55,258,963
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity Residential	125,430	9,895,173
SBA Communications Corp.(1)	88,909	21,819,157
		31,714,330
Food and Staples Retailing — 0.9%
Walmart, Inc.	90,188	9,954,951
Food Products — 0.5%
Beyond Meat, Inc.(1)(2)	3,003	590,120
Mondelez International, Inc., Class A	88,268	4,721,455
		5,311,575
Health Care Equipment and Supplies — 4.8%
ABIOMED, Inc.(1)	8,288	2,308,705
Baxter International, Inc.	224,285	18,833,212
Boston Scientific Corp.(1)	307,009	13,035,602
Edwards Lifesciences Corp.(1)	29,919	6,368,259
IDEXX Laboratories, Inc.(1)	7,554	2,130,606
Intuitive Surgical, Inc.(1)	12,498	6,492,836

Penumbra, Inc.(1)	21,639	3,626,696
		52,795,916
Health Care Providers and Services — 2.9%
Quest Diagnostics, Inc.	31,782	3,244,306
UnitedHealth Group, Inc.	114,080	28,407,061
		31,651,367
Hotels, Restaurants and Leisure — 4.3%
Chipotle Mexican Grill, Inc.(1)	7,487	5,956,133
Darden Restaurants, Inc.	53,142	6,459,942
Domino's Pizza, Inc.	34,982	8,554,148
Las Vegas Sands Corp.	101,563	6,138,468
Royal Caribbean Cruises Ltd.	172,282	20,043,288
		47,151,979
Household Products — 1.1%
Church & Dwight Co., Inc.	46,135	3,480,425
Procter & Gamble Co. (The)	71,651	8,457,684
		11,938,109
Insurance — 1.1%
Progressive Corp. (The)	147,491	11,943,821
Interactive Media and Services — 12.8%
Alphabet, Inc., Class A(1)	72,151	87,894,348
Facebook, Inc., Class A(1)	239,073	46,435,149
Twitter, Inc.(1)	130,856	5,536,517
		139,866,014
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	38,849	72,522,536
IT Services — 8.8%
Fastly, Inc., Class A(1)(2)	74,189	1,609,901
PayPal Holdings, Inc.(1)	263,478	29,087,971
VeriSign, Inc.(1)	27,237	5,749,459
Visa, Inc., Class A	334,885	59,609,530
		96,056,861
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	80,187	5,565,780
Illumina, Inc.(1)	16,938	5,070,898
		10,636,678
Machinery — 1.4%
Cummins, Inc.	94,812	15,549,168
Multiline Retail — 0.9%
Target Corp.	113,829	9,834,826
Oil, Gas and Consumable Fuels — 0.3%
Concho Resources, Inc.	37,874	3,699,532
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	35,896	6,611,684
Pharmaceuticals — 3.6%
Merck & Co., Inc.	261,945	21,738,816
Novo Nordisk A/S, B Shares	248,735	11,938,446
Zoetis, Inc.	47,626	5,471,751
		39,149,013

Road and Rail — 2.8%
Lyft, Inc., Class A(1)(2)	54,900	3,341,763
Union Pacific Corp.	153,867	27,688,367
		31,030,130
Semiconductors and Semiconductor Equipment — 5.4%
Analog Devices, Inc.	51,580	6,058,587
Applied Materials, Inc.	228,195	11,265,987
ASML Holding NV	71,833	15,932,968
Broadcom, Inc.	87,635	25,413,274
		58,670,816
Software — 11.6%
Microsoft Corp.	734,050	100,028,994
Pagerduty, Inc.(1)(2)	36,312	1,604,990
Palo Alto Networks, Inc.(1)	37,193	8,425,702
salesforce.com, Inc.(1)	98,686	15,246,987
Zoom Video Communications, Inc., Class A(1)(2)	12,391	1,183,465
		126,490,138
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	357,406	19,500,071
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	260,294	55,453,034
Textiles, Apparel and Luxury Goods — 2.4%
NIKE, Inc., Class B	240,314	20,674,214
Tapestry, Inc.	159,539	4,934,541
		25,608,755
TOTAL COMMON STOCKS (Cost $647,136,892)		1,085,898,321
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,488,009)	6,488,009	6,488,009
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $653,624,901)		1,092,386,330
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,273,189)
TOTAL NET ASSETS — 100.0%		$1,091,113,141

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	343,364	USD	388,874	Credit Suisse AG	9/30/19	$(6,948)
EUR	479,189	USD	535,992	Credit Suisse AG	9/30/19	(2,987)
USD	12,841,531	EUR	11,259,069	Credit Suisse AG	9/30/19	318,002
USD	384,370	EUR	338,315	Credit Suisse AG	9/30/19	8,061
USD	403,398	EUR	354,726	Credit Suisse AG	9/30/19	8,834
USD	718,181	EUR	636,234	Credit Suisse AG	9/30/19	10,494
USD	391,601	EUR	347,151	Credit Suisse AG	9/30/19	5,462
USD	452,110	EUR	403,958	Credit Suisse AG	9/30/19	2,785
						$343,703

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,426,108. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $7,594,526, which includes securities collateral of $1,106,517.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,058,026,907	27,871,414	—
Temporary Cash Investments - Securities Lending Collateral	6,488,009	—	—
	1,064,514,916	27,871,414	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	353,638	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,935	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2019

NT Heritage - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	55,833	11,590,930
Auto Components — 1.2%
Aptiv plc	81,384	7,133,308
Beverages — 1.8%
Brown-Forman Corp., Class B	54,778	3,002,382
Constellation Brands, Inc., Class A	40,759	8,022,187
		11,024,569
Biotechnology — 2.7%
Exact Sciences Corp.(1)	52,596	6,054,325
Immunomedics, Inc.(1)(2)	299,160	4,412,610
Sarepta Therapeutics, Inc.(1)	42,376	6,307,668
		16,774,603
Building Products — 0.6%
Trex Co., Inc.(1)	45,504	3,719,952
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	145,306	12,186,814
MSCI, Inc.	36,975	8,402,199
S&P Global, Inc.	38,563	9,446,007
		30,035,020
Chemicals — 1.0%
Eastman Chemical Co.	80,609	6,073,888
Commercial Services and Supplies — 1.1%
Waste Management, Inc.	57,283	6,702,111
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	10,672	2,918,258
Construction and Engineering — 1.4%
Jacobs Engineering Group, Inc.	103,965	8,578,152
Construction Materials — 1.5%
Vulcan Materials Co.	66,302	9,172,882
Containers and Packaging — 1.3%
Ball Corp.	111,667	7,981,957
Distributors — 0.9%
LKQ Corp.(1)	216,008	5,817,095
Electrical Equipment — 2.4%
AMETEK, Inc.	161,145	14,440,203
Electronic Equipment, Instruments and Components — 3.2%
CDW Corp.	88,831	10,496,271
Keysight Technologies, Inc.(1)	103,941	9,304,798
		19,801,069
Entertainment — 1.7%
Take-Two Interactive Software, Inc.(1)	83,887	10,277,835
Equity Real Estate Investment Trusts (REITs) — 3.1%
SBA Communications Corp.	76,274	18,718,402

Health Care Equipment and Supplies — 5.3%
DexCom, Inc.(1)	25,261	3,962,693
Haemonetics Corp.(1)	79,239	9,673,497
Insulet Corp.(1)	35,453	4,358,592
Masimo Corp.(1)	48,123	7,596,215
ResMed, Inc.	54,757	7,047,226
		32,638,223
Health Care Providers and Services — 3.7%
Centene Corp.(1)	118,026	6,147,975
Covetrus, Inc.(1)	175,075	4,144,025
Encompass Health Corp.	192,656	12,299,159
		22,591,159
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	4,840	3,850,365
Domino's Pizza, Inc.	12,509	3,058,826
Planet Fitness, Inc., Class A(1)	85,622	6,735,027
Red Rock Resorts, Inc., Class A	87,435	1,822,145
Wynn Resorts Ltd.	39,724	5,166,901
		20,633,264
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	17,704	6,438,060
Interactive Media and Services — 3.5%
Pinterest, Inc., Class A(1)	180,801	5,241,421
Twitter, Inc.(1)	387,651	16,401,514
		21,642,935
Internet and Direct Marketing Retail — 1.2%
Expedia Group, Inc.	55,430	7,357,778
IT Services — 11.6%
Booz Allen Hamilton Holding Corp.	204,562	14,063,638
Fiserv, Inc.(1)	266,011	28,045,540
FleetCor Technologies, Inc.(1)	59,307	16,853,270
Square, Inc., Class A(1)	150,835	12,128,642
		71,091,090
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	43,544	3,022,389
Bruker Corp.	147,717	7,068,259
		10,090,648
Machinery — 3.2%
Ingersoll-Rand plc	103,808	12,836,897
Parker-Hannifin Corp.	37,711	6,602,442
		19,439,339
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.	30,054	2,935,675
Pharmaceuticals — 0.9%
Catalent, Inc.(1)	94,551	5,341,186
Professional Services — 2.9%
IHS Markit Ltd.(1)	113,870	7,335,505
Verisk Analytics, Inc.	69,375	10,525,575
		17,861,080

Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	53,918	5,519,586
Semiconductors and Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	399,876	12,176,224
Applied Materials, Inc.	230,306	11,370,208
Marvell Technology Group Ltd.	372,120	9,771,871
Xilinx, Inc.	26,143	2,985,792
		36,304,095
Software — 12.1%
Atlassian Corp. plc, Class A(1)	61,588	8,629,711
Autodesk, Inc.(1)	53,845	8,408,974
Cadence Design Systems, Inc.(1)	158,057	11,681,993
Coupa Software, Inc.(1)	34,938	4,741,436
Palo Alto Networks, Inc.(1)	45,345	10,272,456
PTC, Inc.(1)	89,423	6,061,091
RingCentral, Inc., Class A(1)	48,441	6,877,653
ServiceNow, Inc.(1)	20,920	5,802,999
Splunk, Inc.(1)	45,234	6,120,612
Workday, Inc., Class A(1)	28,687	5,736,826
		74,333,751
Specialty Retail — 8.2%
Advance Auto Parts, Inc.	40,258	6,064,465
Burlington Stores, Inc.(1)	68,676	12,413,187
Five Below, Inc.(1)	46,703	5,485,735
Floor & Decor Holdings, Inc., Class A(1)	120,087	4,701,406
O'Reilly Automotive, Inc.(1)	18,107	6,894,421
Tractor Supply Co.	84,068	9,147,439
Ulta Beauty, Inc.(1)	15,959	5,573,681
		50,280,334
Textiles, Apparel and Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	27,605	5,275,039
TOTAL COMMON STOCKS (Cost $458,800,376)		600,533,476
EXCHANGE-TRADED FUNDS — 1.1%
SPDR S&P Oil & Gas Exploration & Production ETF(2)	151,138	3,782,984
SPDR S&P Regional Banking ETF(2)	57,556	3,173,638
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,891,659)		6,956,622
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $5,844,156), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $5,728,560)		5,728,194
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $978,775), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $957,033)		957,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	2,308	2,308
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,687,502)		6,687,502
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,669,204)	6,669,204	6,669,204
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $480,048,741)		620,846,804
OTHER ASSETS AND LIABILITIES — (1.4)%		(8,287,913)
TOTAL NET ASSETS — 100.0%		$612,558,891

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,059,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $11,373,783, which includes securities collateral of $4,704,579.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	600,533,476	—	—
Exchange-Traded Funds	6,956,622	—	—
Temporary Cash Investments	2,308	6,685,194	—
Temporary Cash Investments - Securities Lending Collateral	6,669,204	—	—
	614,161,610	6,685,194	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.